                                     [LOGO OF SAFECO CORPORATION]

________________________________________________________________________________


                                     SAFECO Mutual Funds
                                     Semiannual Report
________________________________________________________________________________
Fixed-Income Funds
No-Load Class                        June 30, 2001
________________________________________________________________________________

                                     SAFECO Fixed-Income Funds

                                     Taxable Bond Funds

                                     High-Yield Bond Fund                      1

                                     Intermediate-Term U.S. Treasury Fund      5

                                     GNMA Fund                                 7

                                     Managed Bond Fund                         9

                                     Tax-Exempt Bond Funds

                                     California Tax-Free Income Fund          13

                                     Municipal Bond Fund                      17

                                     Intermediate-Term Municipal Bond Fund    24

                                     Money Market Funds

                                     Money Market Fund                        29

                                     Tax-Free Money Market Fund               32

Report From the Fund Managers
SAFECO High-Yield Bond Fund
June 30, 2001



The SAFECO High-Yield Bond Fund underperformed the Merrill Lynch High-Yield Index in the first half of 2001 due to our overweighting in telecommunications, a sector that sold off severely in June. We had begun to reduce our exposure there and were moving up in credit quality when the storm hit. The Fund is now market-weighted in less volatile subsections, such as cellular and towers, and telecom bonds we thought offered particular value.

On the positive side, our cable, healthcare and energy positions continued to do well. And we were rewarded for recognizing value that the market had overlooked in two purchases: BB-rated IMC Global and Applied Extrusion which rallied significantly.

We expect a couple more poor quarters in terms of earnings, and are positioning the portfolio accordingly. We've increased exposure to defensive sectors, including services, food and beverage, and consumer nondurables. We will remain underweighted in deep cyclicals and commodities, such as paper and steel, until there's more evidence of an upturn. To those ends, we added Allied Waste (garbage hauler) and Renter's Choice, both of which have performed well during economic downturns. We're avoiding new energy investments, where we believe earnings have already peaked, and companies that depend on Europe.

Going forward, we will work to reduce the volatility created by substantial industry over/underweighting and look for buying opportunities in "fallen angels" (investment-grade credits that have been downgraded) as well as the new issues calendar, which is once again active and has better-quality issuers than in the past.

Our outlook for the high-yield market is strong. Bondholders should clip very good coupons for the remainder of the year, and we expect high-yield bonds to outpace investment-grade bonds, and provide relative stability to the very uncertain equity market.

SAFECO Asset Management Company

The SAFECO High-Yield Bond Fund is managed by a team of investment professionals at SAFECO Asset Management. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO High-Yield Bond Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
--------------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001                 Six Month*     1 Year    5 Year    10 Year
--------------------------------------------------------------------------------------
SAFECO High-Yield Bond Fund                  (2.34)%       (6.01)%   3.86%     7.49%
Merrill Lynch High-Yield Master II Index      3.38%        (0.92)%   4.86%     9.15%
Lipper, Inc. (High Current Yield Funds)       1.65%        (5.33)%   3.00%     7.88%
* Not Annualized
--------------------------------------------------------------------------------------

                               SAFECO                   Merrill Lynch High-Yield
        Date             High Yield Bond Fund                Master II Index
        ----             --------------------                ---------------
       6/30/91                  10,000                            10,000
       7/31/91                  10,221                            10,269
       8/31/91                  10,420                            10,505
       9/30/91                  10,577                            10,653
      10/31/91                  10,821                            11,015
      11/30/91                  10,956                            11,133
      12/31/91                  10,996                            11,258
       1/31/92                  11,301                            11,638
       2/29/92                  11,497                            11,932
       3/31/92                  11,621                            12,100
       4/30/92                  11,614                            12,163
       5/31/92                  11,771                            12,342
       6/30/92                  11,923                            12,484
       7/31/92                  12,128                            12,727
       8/31/92                  12,278                            12,889
       9/30/92                  12,430                            13,026
      10/31/92                  12,185                            12,858
      11/30/92                  12,392                            13,055
      12/31/92                  12,521                            13,221
       1/31/93                  12,863                            13,537
       2/28/93                  13,118                            13,778
       3/31/93                  13,341                            14,013
       4/30/93                  13,438                            14,109
       5/31/93                  13,641                            14,292
       6/30/93                  13,899                            14,559
       7/31/93                  14,062                            14,705
       8/31/93                  14,158                            14,839
       9/30/93                  14,206                            14,905
      10/31/93                  14,407                            15,189
      11/30/93                  14,518                            15,268
      12/31/93                  14,638                            15,429
       1/31/94                  14,914                            15,762
       2/28/94                  14,841                            15,652
       3/31/94                  14,316                            15,147
       4/30/94                  14,201                            14,958
       5/31/94                  14,331                            14,926
       6/30/94                  14,393                            14,994
       7/31/94                  14,388                            15,092
       8/31/94                  14,441                            15,204
       9/30/94                  14,435                            15,201
      10/31/94                  14,377                            15,241
      11/30/94                  14,188                            15,110
      12/31/94                  14,308                            15,269
       1/31/95                  14,477                            15,483
       2/28/95                  14,781                            15,979
       3/31/95                  14,916                            16,196
       4/30/95                  15,198                            16,615
       5/31/95                  15,597                            17,127
       6/30/95                  15,676                            17,242
       7/31/95                  15,884                            17,467
       8/31/95                  15,891                            17,559
       9/30/95                  16,085                            17,767
      10/31/95                  16,307                            17,912
      11/30/95                  16,335                            18,090
      12/31/95                  16,547                            18,393
       1/31/96                  16,755                            18,701
       2/29/96                  16,916                            18,758
       3/31/96                  16,861                            18,681
       4/30/96                  16,895                            18,707
       5/31/96                  17,000                            18,842
       6/30/96                  17,043                            18,926
       7/31/96                  17,221                            19,041
       8/31/96                  17,466                            19,278
       9/30/96                  17,820                            19,727
      10/31/96                  17,888                            19,898
      11/30/96                  18,154                            20,297
      12/31/96                  18,265                            20,466
       1/31/97                  18,418                            20,620
       2/28/97                  18,756                            20,937
       3/31/97                  18,365                            20,649
       4/30/97                  18,505                            20,914
       5/31/97                  19,010                            21,354
       6/30/97                  19,301                            21,684
       7/31/97                  19,799                            22,259
       8/31/97                  19,809                            22,232
       9/30/97                  20,151                            22,632
      10/31/97                  20,137                            22,748
      11/30/97                  20,325                            22,960
      12/31/97                  20,602                            23,181
       1/31/98                  21,036                            23,551
       2/28/98                  21,130                            23,646
       3/31/98                  21,383                            23,871
       4/30/98                  21,313                            23,974
       5/31/98                  21,409                            24,117
       6/30/98                  21,501                            24,242
       7/31/98                  21,782                            24,397
       8/31/98                  20,448                            23,165
       9/30/98                  20,788                            23,226
      10/31/98                  20,551                            22,729
      11/30/98                  21,438                            23,909
      12/31/98                  21,519                            23,866
       1/31/99                  21,792                            24,188
       2/28/99                  21,812                            24,023
       3/31/99                  22,107                            24,303
       4/30/99                  22,535                            24,747
       5/31/99                  21,943                            24,520
       6/30/99                  21,752                            24,459
       7/31/99                  21,767                            24,492
       8/31/99                  21,660                            24,234
       9/30/99                  21,574                            24,136
      10/31/99                  21,654                            24,005
      11/30/99                  22,046                            24,318
      12/31/99                  22,314                            24,465
       1/31/00                  22,015                            24,371
       2/29/00                  21,931                            24,424
       3/31/00                  21,503                            24,065
       4/30/00                  21,654                            24,066
       5/31/00                  21,374                            23,763
       6/30/00                  21,905                            24,221
       7/31/00                  22,004                            24,352
       8/31/00                  22,307                            24,591
       9/30/00                  21,917                            24,378
      10/31/00                  21,268                            23,602
      11/30/00                  20,012                            22,697
      12/31/00                  21,087                            23,213
       1/31/01                  22,281                            24,683
       2/28/01                  22,323                            25,057
       3/31/01                  21,569                            24,556
       4/30/01                  21,445                            24,223
       5/31/01                  21,544                            24,648
       6/30/01                  20,598                            23,999

Investment Values:

SAFECO
High-Yield Bond Fund $20,598

Merrill Lynch High-Yield Master II Index $23,999

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day).................... 10.79%
Weighted Average Maturity.............. 6.5 years

                                          Percent of
TOP FIVE INDUSTRIES                       Net Assets
----------------------------------------------------
Broadcasting & Cable TV                       13%
Wireless Telecommunications Services           9
Paper Packaging                                7
Fertilizers & Agricultural Chemical            6
Alternative Carriers                           6

                                          Percent of
 TOP FIVE HOLDINGS                        Net Assets
----------------------------------------------------
 Scotts Company (Class A)                    4.2%
  (Fertilizers & Agricultural Chemicals)
 CSC Holdings, Inc.                          3.0
  (Broadcasting & Cable TV)
 Premier Parks, Inc.                         3.0
  (Movies & Entertainment)
 IMC Global, Inc. (144A)                     3.0
  (Specialty Chemicals)
 Bally Total Fitness Holdings                2.9
  (Leisure Facilities)

TOP FIVE PURCHASES                         Cost
For the Period Ended June 30, 2001       (000's)
------------------------------------------------
HEALTHSOUTH Corp.                         $2,413
MGM Mirage, Inc.                           2,173
Host Marriott                              2,137
HCA - The Healthcare Co.                   1,875
Charter Communication Holdings             1,514

TOP FIVE SALES                          Proceeds
For the Period Ended June 30, 2001       (000's)
------------------------------------------------
HEALTHSOUTH Corp.                         $2,429
Continental Airlines, Inc.                 1,514
Northwest Airlines, Inc.                   1,239
Tenet Healthcare Corp.                     1,140
Packaging Corporation of America           1,111

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
-------------------------------------------------

                   [PIE CHART]

1 Corporate Bonds - B:                        50%
2 Corporate Bonds - BB:                       33%
3 Cash & Other:                                8%
4 Preferred Stock:                             7%
5 Corporate Bonds - CCC:                       2%

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of June 30, 2001
(Unaudited)


                                                           Value
 PRINCIPAL AMOUNT (000's)                                (000's)
----------------------------------------------------------------
 CORPORATE BONDS--84.8%

 Advertising--2.1%
 $1,000   Lamar Advertising Co.                          $ 1,050
          9.625%, due 12/01/06

 Air Freight & Couriers--0.8%
    550   Atlas Air, Inc.                                    396
          9.375%, due 11/15/06

 Alternative Carriers--4.5%
    525   GCI, Inc.                                          517
          9.75%, due 8/01/07
    500 # Global Crossing Holdings, Ltd. (144A)              391
          9.50%, due 11/15/09 (acquired 6/22/01)
    250   KPNQwest NV                                        142
          8.125%, due 6/01/09
    500   McLeodUSA, Inc.                                    280
          9.50%, due 11/01/08
  1,000   Metromedia Fiber Network, Inc.                     380
          10.00%, due 12/15/09
    500   NEXTLINK Communications, Inc.                      160
          10.75%, due 11/15/08
  1,000   Williams Communication Group, Inc.                 405
          10.875%, due 10/01/09

 Aluminum--1.8%
  1,000   Commonwealth Aluminum Corp.                        910
          10.75%, due 10/01/06

 Auto Parts & Equipment--3.4%
  1,000   American Axle & Manufacturing Holdings, Inc.     1,005
          9.75%, due 3/01/09
  1,000   Hayes Lemmerz International, Inc.                  700
          8.25%, due 12/15/08

 Brewers--3.0%
  1,000   Canandaigua Brands                               1,012
          8.625%, due 8/01/06
    500   Canandaigua Brands, Inc.                           503
          8.50%, due 3/01/09

 Broadcasting & Cable TV--9.0%
    319   AMFM Operating, Inc.                               350
          12.625%, due 10/31/06
    250 # Charter Communications Holdings (144A)             264
          11.125%, due 1/15/11
          (acquired 6/28/01)
  1,250   Charter Communications Holdings                  1,316
          10.75%, due 10/01/09
  1,000   Echostar DBS Corp.                                 980
          9.375%, due 2/01/09
    500   NTL Communications Corp.                           332
          11.875%, due 10/01/10
  1,000   Spectrasite Holdings, Inc.                         420
          12.875%, beg. 3/15/05
          Step Bond due 3/15/10
  1,000   Telewest Communications, plc                       890
          11.25%, due 11/01/08

 Casinos & Gaming--4.1%
  1,000   Mohegan Tribal Gaming Authority                  1,027
          8.75%, due 1/01/09
  1,000   Park Place Entertainment Corp.                   1,027
          8.875%, due 9/15/08

 Diversified Commercial Services--2.0%
  1,000   Renters Choice, Inc.                             1,022
          11.00%, due 8/15/08

 Electric Utilities--2.5%
  1,240   AES Corp.                                        1,265
          9.50%, due 6/01/09

 Electrical Equipment--1.9%
  1,000   Flextronics International, Ltd.                    965
          8.75%, due 10/15/07

 Environmental Services--3.0%
    500   Allied Waste Industries                            514
          10.00%, due 8/01/09
  1,000   Newpark Resources, Inc.                            997
          8.625%, due 12/15/07

 Fertilizers & Agricultural Chemical--6.0%
  1,000   Sun World International, Inc.                      921
          11.25%, due 4/15/04
  2,100   The Scotts Company (Class A)                     2,121
          8.625%, due 1/15/09

 Health Care Facilities--2.1%
  1,000   HCA - The Healthcare Co.                         1,061
          8.75%, due 9/01/10

 Hotels--4.1%
  1,000   Host Marriott                                    1,005
          9.25%, due 10/01/07
  1,000   MGM Mirage, Inc.                                 1,067
          9.75%, due 6/01/07

 Housewares--1.8%
  1,000   United Rentals, Inc. (Series B)                    935
          9.25%, due 1/15/09

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO High-Yield Bond Fund
As of June 30, 2001
(Unaudited)

                                                              Value
 PRINCIPAL AMOUNT (000's)                                   (000's)
-------------------------------------------------------------------
 Internet Software & Services--0.3%
 $  500   Exodus Communications, Inc.                       $   173
          11.625%, due 7/15/10

 Leisure Facilities--2.9%
  1,500   Bally Total Fitness Holdings                        1,489
          9.875%, due 10/15/07

 Managed Health Care--2.2%
  1,000   Tenet Healthcare Corp.                              1,128
          9.25%, due 9/01/10

 Movies & Entertainment--3.0%
  1,500   Premier Parks, Inc.                                 1,493
          9.25%, due 4/01/06

 Oil & Gas Exploration & Production--1.1%
    500   Vintage Petroleum Corp.                               543
          9.75%, due 6/30/09

 Paper & Forest Products--2.0%
  1,000   Buckeye Technologies, Inc.                          1,015
          9.25%, due 9/15/08

 Paper Packaging--7.0%
  1,000   Applied Extrusion Technologies, Inc.                1,001
          (Series B)
          11.50%, due 4/01/02
  1,000   Nortek, Inc.                                          963
          8.875%, due 8/01/08
  1,000   Packaging Corporation of America                    1,061
          9.625%, due 4/01/09
    500   Printpack, Inc.                                       508
          10.625%, due 8/15/06

 Restaurants--1.9%
  1,000   Perkins Family Restaurants                            950
          10.125%, due 12/15/07

 Specialty Chemicals--3.0%
  1,500 # IMC Global, Inc. (144A)                             1,493
          11.25%, due 6/01/11
          (acquired 5/08/01)

 Specialty Stores--2.4%
  1,250   Big 5 Corp.                                         1,227
          10.875%, due 11/15/07

 Wireless Telecommunications Services--6.9%
    700   CCPR Services, Inc.                                   701
          10.00%, due 2/01/07
    500   Crown Castle International Corp.                      484
          10.75%, due 8/01/11
    500   Nextel Communications, Inc.                           396
          9.375%, due 11/15/09
  1,000 # Telecorp PCS, Inc.                                    940
          10.625%, due 7/15/10 (144A)
          (acquired 7/11/00)
  2,000 # U.S. Unwired, Inc. (144A)                             983
          13.375%, beg. 11/01/04 Step Bond due
          11/01/09 (acquired 5/14/01)
                                                            -------
 TOTAL CORPORATE BONDS                                       42,878
                                                            -------

 PREFERRED STOCKS--7.0%

 Alternative Carriers--1.1%
     10   Global Crossing Holdings, Ltd.                        575
          10.50%, due 12/01/08

 Broadcasting & Cable TV--3.9%
     14   CSC Holdings, Inc.                                  1,508
          11.125%, due 4/01/08
      5   Sinclair Broadcast Group, Inc.                        475
          11.625%, due 3/15/09

 Wireless Telecommunications Services--2.0%
      1   Crown Castle International Corp.                      992
          12.75%, due 12/15/10
                                                            -------
 TOTAL PREFERRED STOCKS                                       3,550
                                                            -------

 CASH EQUIVALENTS--5.1%

 Investment Companies
  2,553   AIM Short-Term Investments Co.                      2,553
          Liquid Assets Money Market Portfolio
          (Institutional Shares)
     43   J.P. Morgan Institutional Prime Money
          Market                                                 43
                                                            -------
 TOTAL CASH EQUIVALENTS                                       2,596
                                                            -------
 TOTAL INVESTMENTS--96.9%                                    49,024

 Other Assets, less Liabilities                               1,559
                                                            -------
 NET ASSETS                                                 $50,583
                                                            =======

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $4,253,348 and the total value is 8.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Intermediate-Term U.S. Treasury Fund
June 30, 2001


[PHOTO]  Naomi Urata

The SAFECO Intermediate-Term U.S. Treasury Fund underperformed its index for the first half of the year.

When 2001 began, I thought rates would come down due to the slower economy and had positioned the Fund to capture the greater appreciation potential that longer bonds offer. However, instead of falling as the Federal Reserve cut short-term rates dramatically, yields on long bonds actually rose in the first quarter. This caused their prices to decline and the Fund to underperform its benchmark index.

While the difference between long- and short-term rates widened dramatically in the first quarter, rates rose in all but the very shortest maturities (two years and less) in the second quarter.

The Fund's performance improved in May and June, aided by the higher-yielding (compared to treasuries) agency and mortgaged-backed securities that we added in the first quarter. The FNMA subordinated debt rated Aa2/AA- we purchased offered additional yield and upside potential for a minimal increase in credit risk.

The duration (sensitivity to changes in interest rates) of the Fund, about five years at June 30, remains longer than that of the Merrill Lynch Intermediate-Term Treasury Index, which is around three years. We believe the potential rewards of a longer duration outweigh its risks.

Naomi Urata

The SAFECO Intermediate-Term U.S. Treasury Fund is managed by a team of investment professionals at SAFECO Asset Management Company. The team is jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

                                   Highlights

Current Yield (30-day)...........................  4.44%
Weighted Average Maturity......................7.1 years


SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview
SAFECO Intermediate-Term U.S. Treasury Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-------------------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001                     Six Month*     1 Year    5 Year     10 Year
-------------------------------------------------------------------------------------------
SAFECO Intermediate-Term U.S. Treasury Fund        1.97%        9.39%     6.27%      6.73%
Merrill Lynch Intermediate-Term Treasury Index     3.33%        9.90%     6.87%      7.13%
Lipper, Inc. (Intermediate U.S. Treasury Funds)    4.66%       11.64%     6.63%      6.88%
*Not Annualized
-------------------------------------------------------------------------------------------

                      SAFECO Intermediate-Term     Merrill Lynch Intermediate-Term
        Date              U.S. Treasury Fund                Treasury Index
        ----                   -------                      --------------
       6/30/91                  10,000                          10,000
       7/31/91                  10,125                          10,108
       8/31/91                  10,295                          10,296
       9/30/91                  10,450                          10,472
      10/31/91                  10,563                          10,590
      11/30/91                  10,671                          10,714
      12/31/91                  10,942                          10,976
       1/31/92                  10,817                          10,865
       2/29/92                  10,830                          10,906
       3/31/92                  10,791                          10,862
       4/30/92                  10,873                          10,961
       5/31/92                  11,030                          11,118
       6/30/92                  11,202                          11,279
       7/31/92                  11,481                          11,488
       8/31/92                  11,571                          11,621
       9/30/92                  11,786                          11,781
      10/31/92                  11,570                          11,637
      11/30/92                  11,498                          11,585
      12/31/92                  11,660                          11,738
       1/31/93                  11,961                          11,957
       2/28/93                  12,225                          12,136
       3/31/93                  12,274                          12,181
       4/30/93                  12,362                          12,278
       5/31/93                  12,321                          12,241
       6/30/93                  12,620                          12,417
       7/31/93                  12,639                          12,442
       8/31/93                  12,951                          12,633
       9/30/93                  13,024                          12,687
      10/31/93                  13,053                          12,709
      11/30/93                  12,844                          12,648
      12/31/93                  12,924                          12,697
       1/31/94                  13,092                          12,824
       2/28/94                  12,746                          12,642
       3/31/94                  12,478                          12,465
       4/30/94                  12,389                          12,380
       5/31/94                  12,394                          12,393
       6/30/94                  12,371                          12,402
       7/31/94                  12,535                          12,555
       8/31/94                  12,567                          12,595
       9/30/94                  12,430                          12,494
      10/31/94                  12,435                          12,496
      11/30/94                  12,409                          12,434
      12/31/94                  12,458                          12,481
       1/31/95                  12,600                          12,688
       2/28/95                  12,788                          12,931
       3/31/95                  12,854                          13,002
       4/30/95                  13,012                          13,151
       5/31/95                  13,509                          13,527
       6/30/95                  13,599                          13,615
       7/31/95                  13,494                          13,624
       8/31/95                  13,655                          13,736
       9/30/95                  13,806                          13,828
      10/31/95                  14,016                          13,984
      11/30/95                  14,301                          14,158
      12/31/95                  14,544                          14,302
       1/31/96                  14,591                          14,425
       2/29/96                  14,235                          14,263
       3/31/96                  14,086                          14,195
       4/30/96                  14,057                          14,150
       5/31/96                  14,054                          14,142
       6/30/96                  14,156                          14,281
       7/31/96                  14,200                          14,325
       8/31/96                  14,199                          14,340
       9/30/96                  14,358                          14,522
      10/31/96                  14,535                          14,759
      11/30/96                  14,721                          14,940
      12/31/96                  14,599                          14,859
       1/31/97                  14,645                          14,915
       2/28/97                  14,606                          14,931
       3/31/97                  14,428                          14,855
       4/30/97                  14,631                          15,021
       5/31/97                  14,744                          15,136
       6/30/97                  14,891                          15,267
       7/31/97                  15,320                          15,554
       8/31/97                  15,135                          15,487
       9/30/97                  15,362                          15,659
      10/31/97                  15,632                          15,840
      11/30/97                  15,639                          15,877
      12/31/97                  15,810                          16,012
       1/31/98                  16,064                          16,227
       2/28/98                  16,010                          16,206
       3/31/98                  16,040                          16,260
       4/30/98                  16,098                          16,332
       5/31/98                  16,235                          16,443
       6/30/98                  16,371                          16,557
       7/31/98                  16,405                          16,622
       8/31/98                  16,808                          16,954
       9/30/98                  17,389                          17,354
      10/31/98                  17,306                          17,394
      11/30/98                  17,247                          17,329
      12/31/98                  17,328                          17,393
       1/31/99                  17,331                          17,476
       2/28/99                  17,056                          17,208
       3/31/99                  17,129                          17,334
       4/30/99                  17,157                          17,387
       5/31/99                  16,960                          17,271
       6/30/99                  16,936                          17,301
       7/31/99                  16,912                          17,320
       8/31/99                  16,920                          17,354
       9/30/99                  17,066                          17,492
      10/31/99                  17,079                          17,518
      11/30/99                  17,055                          17,529
      12/31/99                  16,981                          17,489
       1/31/00                  16,908                          17,437
       2/29/00                  17,051                          17,574
       3/31/00                  17,353                          17,793
       4/30/00                  17,276                          17,790
       5/31/00                  17,313                          17,863
       6/30/00                  17,530                          18,119
       7/31/00                  17,628                          18,239
       8/31/00                  17,834                          18,428
       9/30/00                  17,951                          18,567
      10/31/00                  18,064                          18,689
      11/30/00                  18,407                          18,959
      12/31/00                  18,809                          19,271
       1/31/01                  18,947                          19,493
       2/28/01                  19,197                          19,671
       3/31/01                  19,270                          19,832
       4/30/01                  19,052                          19,756
       5/31/01                  19,105                          19,839
       6/30/01                  19,182                          19,912

Investment Values:

SAFECO Intermediate-Term
U.S. Treasury Fund
$19,182

Merrill Lynch Intermediate-Term
Treasury Index $19,912

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Portfolio of Investments
SAFECO Intermediate-Term U.S. Treasury Fund
As of June 30, 2001
(Unaudited)
                                                   Value
 PRINCIPAL AMOUNT (000's)                        (000's)
-----------------------------------------------------------
 MORTGAGE BACKED SECURITIES--13.4%

 Government National Mortgage Association--13.4%
 $1,495 6.00%, due 4/20/31                         $ 1,440
    958 8.00%, due 4/20/31                             990
    491 8.00%, due 5/20/31                             508
                                                   -------
 TOTAL MORTGAGE BACKED SECURITIES                    2,938
                                                   -------

 U.S. GOVERNMENT OBLIGATIONS--83.5%

 U.S. Federal Agency Notes--15.8%
  1,000 5.625%, due 3/15/11                            960
    500 5.75%, due 2/15/08                             498
  2,000 6.25%, due 2/01/11                           1,989

 U.S. Treasury Notes--67.7%
  2,000 4.625%, due 2/28/03                          2,013
  2,000 35.25%, due 8/15/03                          2,036
  5,300 6.00%, due 8/15/04                           5,501
  2,200 6.00%, due 8/15/09                           2,288
  2,000 7.875%, due 2/15/21                          2,452
    500 U.S. Treasury Inflation Index Note             502
        3.50%, due 1/15/11
                                                   -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                  18,239
                                                   -------

 Investment Companies
    361 AIM Short-Term Investments Co.                 361
        Liquid Assets Money Market Portfolio
        (Institutional Shares)
                                                   -------
 TOTAL CASH EQUIVALENTS                                361
                                                   -------
 TOTAL INVESTMENTS--98.6%                           21,538

 Other Assets, less Liabilities                        297
                                                   -------
 NET ASSETS                                        $21,835
                                                   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO GNMA Fund
As of June 30, 2001


[PHOTO]  Paul Stevenson

Mortgage-backed securities, particularly GNMA securities, have been the bond market's star performers year to date. During this period, and the latest 12 months, the SAFECO GNMA Fund has performed in line with the Merrill Lynch GNMA Index and outperformed its Lipper peer group. (The Fund's respective returns were 3.73% and 10.44%, on a no-load basis, compared to the peer group's 3.38% and 9.98%).

While long treasury bonds performed poorly in anticipation of an economic rebound and inflation, short to intermediate bonds--the mortgage sector's sweet spot--responded favorably. Within the mortgage-backed sector, GNMAs turned in the best overall performance. The Fund's outperformance was due to increasing our allocation to GNMAs in the first quarter, especially to the higher-yielding GNMA 30-year pass-throughs and the use of seasoned paper, which we believe is less sensitive to prepayments.

For the most part, we try to mimic the broad GNMA market. Then we opportunistically over/underweight specific sectors based upon our economic and prepayment outlooks. For example we have chosen to avoid the fairly illiquid and expensive five- to seven-year balloon sector (which did benefit by the fall in short rates) and instead have increased our allocation to the premium 30-year pass-throughs, which provide greater liquidity and yields.

In the second quarter, we increased the Fund's exposure to shorter bonds with the belief that the Fed had more easing in mind. This helped the Fund participate in the steepening of the yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) that followed. Cash from monthly coupon payments and loan prepayments was invested in areas in which we were underweighted and the 15-year current coupon sector.

At June 30, the Fund had an effective duration (sensitivity to interest rates) of 4.9 years, an average maturity of 7.1 years and an average coupon close to 7 1/8%. This is relatively close to the broad GNMA market.

Paul Stevenson

Paul Stevenson joined SAFECO in 1986 as a mortgage securities analyst. He became the GNMA Fund manager in 1988. Stevenson has a Bachelor of Arts in finance from Washington State University, an MBA from the University of Washington, and is a Chartered Financial Analyst.

                                   Highlights

Current Yield (30-day)................................  5.95%
Weighted Average Maturity.........................  7.1 years


SAFECO MUTUAL FUNDS                                               1.800.624.5711

Performance Overview
SAFECO GNMA Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
----------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 Year     10 Year
----------------------------------------------------------------------------------
SAFECO GNMA Fund                          3.73%       10.44%     6.73%      6.68%
Merrill Lynch GNMA Index                  3.95%       10.91%     7.82%      7.97%
Lipper, Inc. (GNMA Funds)                 3.38%        9.98%     6.78%      7.08%
*Not Annualized
----------------------------------------------------------------------------------

                       SAFECO GNMA          Merrill Lynch
        Date              Fund                GNMA Index
        ----             -------              ----------
       6/30/91            10,000               10,000
       7/31/91            10,159               10,168
       8/31/91            10,322               10,359
       9/30/91            10,502               10,546
      10/31/91            10,657               10,713
      11/30/91            10,710               10,786
      12/31/91            10,977               11,054
       1/31/92            10,824               10,920
       2/29/92            10,913               11,028
       3/31/92            10,849               10,959
       4/30/92            10,930               11,075
       5/31/92            11,141               11,280
       6/30/92            11,260               11,456
       7/31/92            11,421               11,523
       8/31/92            11,537               11,692
       9/30/92            11,631               11,779
      10/31/92            11,511               11,688
      11/30/92            11,560               11,748
      12/31/92            11,712               11,893
       1/31/93            11,885               12,050
       2/28/93            12,015               12,161
       3/31/93            12,063               12,236
       4/30/93            12,105               12,303
       5/31/93            12,140               12,368
       6/30/93            12,345               12,485
       7/31/93            12,395               12,545
       8/31/93            12,526               12,569
       9/30/93            12,539               12,576
      10/31/93            12,560               12,614
      11/30/93            12,441               12,619
      12/31/93            12,541               12,744
       1/31/94            12,681               12,844
       2/28/94            12,489               12,784
       3/31/94            12,093               12,452
       4/30/94            11,987               12,360
       5/31/94            12,028               12,385
       6/30/94            11,975               12,360
       7/31/94            12,205               12,603
       8/31/94            12,233               12,638
       9/30/94            12,049               12,496
      10/31/94            12,018               12,487
      11/30/94            11,913               12,456
      12/31/94            12,006               12,589
       1/31/95            12,252               12,861
       2/28/95            12,538               13,205
       3/31/95            12,581               13,270
       4/30/95            12,742               13,459
       5/31/95            13,093               13,860
       6/30/95            13,148               13,951
       7/31/95            13,164               13,986
       8/31/95            13,306               14,135
       9/30/95            13,434               14,282
      10/31/95            13,538               14,401
      11/30/95            13,697               14,557
      12/31/95            13,864               14,743
       1/31/96            13,956               14,856
       2/29/96            13,767               14,738
       3/31/96            13,686               14,719
       4/30/96            13,632               14,671
       5/31/96            13,601               14,616
       6/30/96            13,788               14,782
       7/31/96            13,809               14,847
       8/31/96            13,807               14,868
       9/30/96            14,036               15,108
      10/31/96            14,295               15,411
      11/30/96            14,507               15,647
      12/31/96            14,417               15,565
       1/31/97            14,510               15,674
       2/28/97            14,542               15,733
       3/31/97            14,388               15,586
       4/30/97            14,625               15,834
       5/31/97            14,750               16,001
       6/30/97            14,929               16,188
       7/31/97            15,248               16,480
       8/31/97            15,193               16,459
       9/30/97            15,375               16,672
      10/31/97            15,535               16,841
      11/30/97            15,561               16,885
      12/31/97            15,710               17,050
       1/31/98            15,869               17,215
       2/28/98            15,901               17,274
       3/31/98            15,933               17,349
       4/30/98            16,031               17,463
       5/31/98            16,141               17,594
       6/30/98            16,234               17,642
       7/31/98            16,302               17,740
       8/31/98            16,528               17,883
       9/30/98            16,710               18,104
      10/31/98            16,639               18,084
      11/30/98            16,716               18,199
      12/31/98            16,785               18,278
       1/31/99            16,874               18,396
       2/28/99            16,744               18,344
       3/31/99            16,876               18,460
       4/30/99            16,945               18,547
       5/31/99            16,789               18,442
       6/30/99            16,675               18,365
       7/31/99            16,559               18,255
       8/31/99            16,553               18,253
       9/30/99            16,823               18,557
      10/31/99            16,854               18,665
      11/30/99            16,885               18,682
      12/31/99            16,806               18,627
       1/31/00            16,672               18,496
       2/29/00            16,837               18,730
       3/31/00            17,042               19,014
       4/30/00            17,002               18,985
       5/31/00            17,000               19,073
       6/30/00            17,283               19,415
       7/31/00            17,376               19,518
       8/31/00            17,641               19,801
       9/30/00            17,791               19,996
      10/31/00            17,904               20,140
      11/30/00            18,155               20,427
      12/31/00            18,405               20,716
       1/31/01            18,716               21,046
       2/28/01            18,774               21,140
       3/31/01            18,869               21,270
       4/30/01            18,905               21,319
       5/31/01            19,018               21,485
       6/30/01            19,094               21,534

Investment Values:

SAFECO
GNMA Fund $19,094

Merrill Lynch
GNMA Index $21,534

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Portolio of Investments
SAFECO GNMA Fund
As of June 30, 2001
(Unaudited)

                                                     Value
 PRINCIPAL AMOUNT (000's)                          (000's)
----------------------------------------------------------
 ASSET BACKED SECURITIES--104.4%

 Federal Home Loan Mortgage Corp. (FHLMC)--13.3%
 $  405 10.25%, due 12/31/14                        $  439
  1,285  6.00%, due 4/01/14                          1,277
  2,390  6.50%, due 4/01/29                          2,361
  1,354  8.00%, due 9/01/25                          1,415

 Federal National Mortgage Association (FNMA)--15.2%

  1,952  7.00%, due 12/01/14                         1,991
  3,503  8.00%, due 7/01/27                          3,672
    588  9.00%, due 11/01/22                           632

 Government National Mortgage Association
  (GNMA)--75.9%
  2,006  6.00%, due 10/15/28                         1,944
  1,450  6.00%, due 12/15/28                         1,405
  1,281  6.50%, due 1/20/24                          1,271
  2,858  6.50%, due 4/20/28                          2,819
    461  6.50%, due 5/15/29                            456
    362  6.50%, due 5/15/29                            358
    413  6.50%, due 6/15/29                            409
    110  6.50%, due 6/15/29                            109
    107  6.50%, due 6/15/29                            106
    378  6.50%, due 7/15/29                            375
    243  6.50%, due 8/15/29                            241
    573  7.00%, due 1/20/27                            579
  2,344  7.00%, due 10/20/27                         2,365
  2,436 7.00%, due 2/20/27                           2,458
  3,015 7.00%, due 4/15/28                           3,045
    644 7.00%, due 7/20/28                             650
  3,232 7.50%, due 10/15/27                          3,327
    812 7.50%, due 4/20/30                             831
  3,089 7.50%, due 6/20/26                           3,170
  1,783 8.00%, due 3/20/30                           1,842
  2,121 8.25%, due 5/15/20                           2,238
  1,115 8.50%, due 10/20/26                          1,170
                                                   -------
 TOTAL ASSET BACKED SECURITIES                      42,955
                                                   -------

 CASH EQUIVALENTS--1.5%

 Investment Companies
    614 AIM Short-Term Investments Co.                 614
        Liquid Assets Money Market Portfolio
        (Institutional Shares)
                                                   -------
 TOTAL CASH EQUIVALENTS                                614
                                                   -------
 TOTAL INVESTMENTS--105.9%                          43,569

 Other Assets, less Liabilities                     (2,416)
                                                   -------
 NET ASSETS                                        $41,153
                                                   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Managed Bond Fund
As of June 30, 2001


[PHOTO]  Michael Hughes

Year-to-date, the SAFECO Managed Bond Fund has performed in line with the Lehman Government/Corporate Index. In fact, before fees and expenses, the Fund slightly outperformed its benchmark, which has no cash flow, fees or expenses.

During the last six months, the Federal Reserve lowered interest rates six times, cutting the Fed Funds rate nearly in half to 3.75%. This action combined with the fiscal stimulus of a tax cut and rebate has imbued the market with cautious optimism. The effect of the ensuing relief was that the risk premium of higher yields (spread) of corporate bonds over U.S. Treasuries continued to shrink. Thus, corporate bonds outperformed treasuries, and the Fund benefited.

Since the beginning of the year, we have systematically reduced our holdings in U.S. Treasury and agency securities, while increasing corporate and mortgage-backed securities. Within the corporate arena we have overweighted our exposure to Triple-B and Single-A rated securities (versus the highest-rated Triple-As). Additionally, we've concentrated our purchases in companies with cyclical earnings, namely airlines, autos and energy. We believe these lower-rated cyclical companies will outperform as the economy recovers.

In addition to expecting non-treasury and cyclical corporate bonds to outperform, we also believe the Fed's rate cutting will end soon: That rates will rise and the yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) will flatten. For that eventuality, we've decreased sensitivity to changes in interest rates and are favoring short and long maturities over intermediate ones. The latter tend to underperform when the curve flattens. Finally, we've increased our exposure to higher coupon mortgages. While these securities are very callable when rates are low, they generally outperform in a rising rate environment.

Michael Hughes

Michael Hughes joined SAFECO as a portfolio manager in January 1997. He began his investment career in 1993. He graduated magna cum laude with a BS in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Managed Bond Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
------------------------------------------------------------------------------------
Average Annual Total Return for the                                         Since
periods ended June 30, 2001            Six Month*     1 Year    5 year   Inception**
------------------------------------------------------------------------------------
SAFECO Managed Bond Fund                  3.19%       10.82%      5.93%      5.49%
Lehman Brothers Gov't/Corp Bond Index     3.51%       11.13%      7.38%      6.83%
Lipper, Inc. (Intermediate Investment-    3.35%       10.16%      6.59%      N/A%
  Grade Bond Funds)

*  Not Annualized
** The Fund's inception date was June 25, 1992. Graph and average annual return comparison begins on February 28, 1994.
--------------------------------------------------------------------------------

                                SAFECO            Lehman Brothers
         Date              Managed Bond Fund   Gov't/Corp. Bond Index
         ----              -----------------   ----------------------
       2/28/94                  10,000               10,000
       3/31/94                   9,666                9,755
       4/30/94                   9,657                9,675
       5/31/94                   9,666                9,657
       6/30/94                   9,653                9,634
       7/31/94                   9,757                9,827
       8/31/94                   9,780                9,831
       9/30/94                   9,703                9,682
      10/31/94                   9,709                9,671
      11/30/94                   9,680                9,654
      12/31/94                   9,699                9,717
       1/31/95                   9,828                9,904
       2/28/95                   9,991               10,134
       3/31/95                  10,038               10,202
       4/30/95                  10,167               10,344
       5/31/95                  10,533               10,777
       6/30/95                  10,615               10,864
       7/31/95                  10,541               10,822
       8/31/95                  10,674               10,960
       9/30/95                  10,791               11,072
      10/31/95                  10,962               11,234
      11/30/95                  11,178               11,419
      12/31/95                  11,382               11,587
       1/31/96                  11,400               11,659
       2/29/96                  11,127               11,412
       3/31/96                  11,010               11,316
       4/30/96                  11,004               11,239
       5/31/96                  11,009               11,220
       6/30/96                  11,092               11,369
       7/31/96                  11,127               11,396
       8/31/96                  11,148               11,368
       9/30/96                  11,239               11,570
      10/31/96                  11,357               11,840
      11/30/96                  11,486               12,058
      12/31/96                  11,384               11,924
       1/31/97                  11,407               11,938
       2/28/97                  11,383               11,963
       3/31/97                  11,236               11,821
       4/30/97                  11,380               11,994
       5/31/97                  11,469               12,106
       6/30/97                  11,601               12,251
       7/31/97                  11,942               12,626
       8/31/97                  11,777               12,484
       9/30/97                  11,968               12,680
      10/31/97                  12,161               12,883
      11/30/97                  12,180               12,951
      12/31/97                  12,321               13,087
       1/31/98                  12,528               13,272
       2/28/98                  12,477               13,245
       3/31/98                  12,502               13,285
       4/30/98                  12,553               13,352
       5/31/98                  12,691               13,496
       6/30/98                  12,811               13,633
       7/31/98                  12,822               13,644
       8/31/98                  13,109               13,911
       9/30/98                  13,444               14,308
      10/31/98                  13,288               14,207
      11/30/98                  13,321               14,292
      12/31/98                  13,359               14,327
       1/31/99                  13,437               14,429
       2/28/99                  13,067               14,086
       3/31/99                  13,119               14,156
       4/30/99                  13,143               14,191
       5/31/99                  12,943               14,044
       6/30/99                  12,856               14,001
       7/31/99                  12,801               13,962
       8/31/99                  12,778               13,951
       9/30/99                  12,914               14,076
      10/31/99                  12,940               14,113
      11/30/99                  12,932               14,105
      12/31/99                  12,846               14,019
       1/31/00                  12,825               14,015
       2/29/00                  12,984               14,191
       3/31/00                  13,162               14,396
       4/30/00                  13,127               14,326
       5/31/00                  13,095               14,313
       6/30/00                  13,346               14,605
       7/31/00                  13,465               14,760
       8/31/00                  13,654               14,968
       9/30/00                  13,778               15,025
      10/31/00                  13,831               15,119
      11/30/00                  14,058               15,377
      12/31/00                  14,335               15,681
       1/31/01                  14,523               15,944
       2/28/01                  14,644               16,108
       3/31/01                  14,729               16,182
       4/30/01                  14,656               16,061
       5/31/01                  14,724               16,153
       6/30/01                  14,795               16,231

Investment Values:

SAFECO
Managed Bond Fund $14,795

Lehman Brothers Gov't/Corp. Bond Index $16,231

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Current Yield (30-day)............. 5.9%
Weighted Average Maturity..... 8.1 years

                             Percent of
BONDS BY TYPE                Net Assets
----------------------------------------
U.S. Government Obligations       15%
Asset Backed Securities            7
Mortgage Backed Securities        40
Corporate Bonds                   37
Cash & Other                       1
                                 ---
                                 100%


CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
----------------------------------------------------------

                       [PIE CHART]

1 U.S. Government and Corporate Bonds  - AAA           63%
2 U.S. Government and Corporate Bonds  -   A           24%
3 U.S. Government and Corporate Bonds  -  BB            8%
4 U.S. Government and Corporate Bonds  -  AA            4%
5 Cash & Other:                                         1%

Portfolio of Investments
SAFECO Managed Bond Fund
As of June 30, 2001
(Unaudited)


                                                                           Value
 PRINCIPAL AMOUNT (000's)                                                (000's)
--------------------------------------------------------------------------------
 ASSET BACKED SECURITIES--6.5%

 Airlines--1.1%
 $ 90 United Air Lines                                                    $   94
      7.73%, due 7/01/10

 Diversified Financial Services--3.8%
  130 CNH Equipment Trust                                                    136
      7.34%, due 2/15/07
  165 Fleet Credit Card Master Trust                                         172
      6.90%, due 4/16/07

 Electric Utilities--1.5%
  125 ComEd Transitional Funding Trust                                       213
      5.63%, due 6/25/09

 Motorcycle Manufacturers--0.1%
   11 Harley-Davidson Eaglemark Motorcycle Trust                              11
      6.20%, due 1/15/03
                                                                          ------
 TOTAL ASSET BACKED SECURITIES                                               536
                                                                          ------

 CORPORATE BONDS--36.9%

 Air Freight & Couriers--0.8%
   65 FedEx Corp.                                                             66
      6.625%, due 2/12/04

 Airlines--1.7%
  137 United Air Lines                                                       143
      7.783%, due 1/01/14

 Alternative Carriers--2.0%
   65 Qwest Communications International, Inc. (144A)                         64
      7.25%, due 2/15/11 (acquired 2/08/01)
  100 Sprint Capital Corp. 7.125%, due 1/30/06                               101

 Auto Parts & Equipment--0.9%
   75 Delphi Automotive Systems Corp.                                         75
      6.55%, due 5/15/06

 Automobile Manufacturers--2.9%
   95 Daimler Chrysler NA Holdings Corp.                                      98
      7.75%, due 1/18/11
  135 Hertz Corp.                                                            139
      7.00%, due 7/01/04

 Banks--2.2%
  100 Bank of America Corp.                                                  104
      7.125%, due 9/15/06
   75 Washington Mutual Bank, Inc.                                            75
      6.875%, due 6/15/11

 Brewers--1.8%
  135 Anheuser-Busch Cos., Inc.                                              148
      7.50%, due 3/15/12

 Broadcasting & Cable TV--0.8%
   65 Comcast Cable Corp.                                                     66
      6.375%, due 1/30/06

 Consumer Finance--5.1%
  180 American General Finance Corp.                                         181
      6.10%, due 5/22/06
   75 Countrywide Funding Corp.                                               75
      5.25%, due 6/15/04
  150 Household Finance Corp.                                                160
      7.875%, due 3/01/07

 Diversified Financial Services--8.9%
  130 Erac USA Finance Co.                                                   133
      8.00%, due 1/15/11 (144A) (acquired 1/09/01)
   95 Ford Motor Credit Co.                                                   96
      6.875%, due 2/01/06
  130 Heller Financial, Inc.                                                 132
      6.40%, due 1/15/03
   80 Lehman Brothers Holdings, Inc.                                          81
      6.25%, due 4/01/03
  180 Morgan Stanley Dean Witter Co.                                         179
      6.75%, due 4/15/11
  105 Team Fleet Financial Corp.                                             107
      7.35%, due 5/15/03

 Electric Utilities--1.8%
  145 Central Power & Light Co.                                              150
      7.50%, due 12/01/02

 General Merchandise Stores--1.5%
   65 Sears Roebuck & Co.                                                     65
      6.25%, due 1/15/04
   60 Target Corp.                                                            59
      6.35%, due 1/15/11

 Integrated Oil & Gas--1.7%
   75 Pemex Project Funding Master Trust (144A)                               79
      9.125%, due 10/13/10 (acquired 5/31/01)
   55 USX Corp.                                                               56
      6.85%, due 3/01/08

 Integrated Telecommunications Services--1.7%
  135 Worldcom, Inc. 8.00%, due 5/15/06                                      140

 Oil & Gas Equipment & Services--0.7%
   55 Kinder Morgan Energy Partners                                           54
      6.75%, due 3/15/11

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Managed Bond Fund
As of June 30, 2001
(Unaudited)

                                                                    Value
 PRINCIPAL AMOUNT (000's)                                          (000's)
-------------------------------------------------------------------------
 Publishing & Printing--
  2.4%
 $195 Times-Mirror Co.                                             $  196
      6.65%, due 10/15/01
                                                                   ------

 TOTAL CORPORATE BONDS                                              3,022
                                                                   ------

 MORTGAGE BACKED
  SECURITIES--40.3%

 Collateral Mortgage
  Obligation (CMO)--3.0%
  242 6.50%, due 2/14/41                                              247

 Federal National Mortgage
  Association--30.4%
   51 6.00%, due 1/01/29                                               49
  111 6.00%, due 9/01/29                                              107
  127 6.50%, due 1/01/15                                              128
  219 6.50%, due 5/01/31                                              216
  285 6.50%, due 6/01/31                                              280
  446 6.50%, due 7/01/29                                              440
  145 7.00%, due 3/01/12                                              149
  335 8.00%, due 10/01/30                                             346
  129 8.00%, due 2/01/29                                              134
  195 8.00%, due 2/01/30                                              202
  142 8.00%, due 2/01/30                                              147
   50 8.00%, due 4/01/08                                               52
  161 8.00%, due 4/01/20                                              167
   69 8.00%, due 7/01/30                                               72

 Government National Mortgage
  Association--6.9%
   19 6.00%, due 4/15/14                                               19
  103 6.00%, due 8/15/13                                              104
  181 7.00%, due 4/15/28                                              183
  147 7.00%, due 8/15/28                                              149
  103 7.75%, due 11/15/29                                             107
                                                                   ------
 TOTAL MORTGAGE BACKED                                              3,298
  SECURITIES
                                                                   ------

 U.S. GOVERNMENT OBLIGATIONS--14.7%

 U.S. Federal Agency Notes--3.9%
 $315 6.625%, due 11/15/30                                            318

 U.S. Treasury Notes--10.8%
  725 7.875%, due 2/15/21                                             889
                                                                   ------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                  1,207
                                                                   ------

 CASH EQUIVALENTS--0.9%

 Investment Companies
   70 AIM Short-Term Investments Co. Liquid Assets Money Market        70
      Portfolio (Institutional Shares)
                                                                   ------
 TOTAL CASH EQUIVALENTS                                                70
                                                                   ------
 TOTAL INVESTMENTS--99.3%                                           8,133

 Other Assets, less Liabilities                                        60
                                                                   ------
 NET ASSETS                                                        $8,193
                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO California Tax-Free Income Fund
As of June 30, 2001


[PHOTO] Stephen C. Bauer

The SAFECO California Tax-Free Income Fund underperformed its Lipper peers and the Lehman long-muni index in the first half of 2001 as California bonds put in the worst performance in the municipal bond market. However, for the latest 12 months, the Fund is second of 112 California funds tracked by Lipper. (The SAFECO California Fund is 4 of 80, and 4 of 38 funds for the respective five- and ten-year periods.)

In the latest six months, the market retracted in an energy-induced fear of a slowing economy and on dampened demand for California bonds. The Fund underperformed, not because it owned energy-related bonds, but because its long-maturity structure and discount bonds tend to suffer in declining markets.

Indeed, the state's general obligation bonds were punished appropriately as rating agencies downgraded them. However, it seems the value of other California bonds were judged prematurely, and that the decline of the entire market was indiscriminate and overdone. I believe the turmoil and political rancor surrounding the power crisis has created opportunities to buy California bonds at advantageous prices, which will lead to enhanced returns in years to come. California is a huge and prosperous state with many resources to solve its problems. I, for one, am willing to buy and wait.

Going forward, I remain vigilant for other opportunities the market may present, and ready to leverage them into superior returns for our shareholders.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO California Tax-Free Income Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
------------------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001                   Six Month*     1 Year    5 Year     10 Year
------------------------------------------------------------------------------------------
SAFECO California Tax-Free Income Fund            0.66%      11.22%     6.44%      7.21%
Lehman Brothers Long Municipal Bond Index         2.42%      12.27%     7.02%      7.83%
Lipper, Inc. (California Municipal Bond Funds)    1.15%       8.67%     5.57%      5.51%
*Not Annualized
------------------------------------------------------------------------------------------

                    SAFECO California      Lehman Brothers Long
        Date       Tax-Free Income Fund    Municipal Bond Index
        ----       --------------------    --------------------
       6/30/91            10,000                  10,000
       7/31/91            10,154                  10,155
       8/31/91            10,294                  10,300
       9/30/91            10,481                  10,450
      10/31/91            10,594                  10,559
      11/30/91            10,535                  10,572
      12/31/91            10,856                  10,824
       1/31/92            10,818                  10,817
       2/29/92            10,821                  10,834
       3/31/92            10,822                  10,862
       4/30/92            10,901                  10,965
       5/31/92            11,066                  11,126
       6/30/92            11,283                  11,341
       7/31/92            11,665                  11,757
       8/31/92            11,441                  11,599
       9/30/92            11,523                  11,650
      10/31/92            11,203                  11,456
      11/30/92            11,571                  11,778
      12/31/92            11,724                  11,931
       1/31/93            11,846                  12,044
       2/28/93            12,383                  12,604
       3/31/93            12,216                  12,452
       4/30/93            12,395                  12,622
       5/31/93            12,446                  12,727
       6/30/93            12,679                  12,966
       7/31/93            12,662                  12,979
       8/31/93            13,018                  13,311
       9/30/93            13,176                  13,497
      10/31/93            13,176                  13,522
      11/30/93            12,972                  13,358
      12/31/93            13,275                  13,703
       1/31/94            13,473                  13,865
       2/28/94            13,119                  13,406
       3/31/94            12,457                  12,605
       4/30/94            12,412                  12,703
       5/31/94            12,528                  12,851
       6/30/94            12,408                  12,697
       7/31/94            12,695                  13,023
       8/31/94            12,691                  13,051
       9/30/94            12,369                  12,748
      10/31/94            12,070                  12,356
      11/30/94            11,847                  12,030
      12/31/94            12,054                  12,457
       1/31/95            12,607                  13,005
       2/28/95            13,223                  13,535
       3/31/95            13,330                  13,698
       4/30/95            13,271                  13,691
       5/31/95            14,019                  14,274
       6/30/95            13,591                  14,011
       7/31/95            13,652                  14,083
       8/31/95            13,866                  14,281
       9/30/95            13,973                  14,393
      10/31/95            14,345                  14,742
      11/30/95            14,872                  15,122
      12/31/95            15,205                  15,357
       1/31/96            15,150                  15,424
       2/29/96            14,957                  15,236
       3/31/96            14,513                  14,957
       4/30/96            14,383                  14,897
       5/31/96            14,397                  14,904
       6/30/96            14,679                  15,134
       7/31/96            14,847                  15,284
       8/31/96            14,810                  15,264
       9/30/96            15,165                  15,603
      10/31/96            15,355                  15,793
      11/30/96            15,759                  16,132
      12/31/96            15,590                  16,036
       1/31/97            15,425                  16,004
       2/28/97            15,593                  16,176
       3/31/97            15,260                  15,897
       4/30/97            15,493                  16,084
       5/31/97            15,792                  16,396
       6/30/97            16,030                  16,606
       7/31/97            16,869                  17,211
       8/31/97            16,497                  16,982
       9/30/97            16,726                  17,226
      10/31/97            16,870                  17,375
      11/30/97            17,036                  17,529
      12/31/97            17,391                  17,850
       1/31/98            17,578                  18,041
       2/28/98            17,543                  18,032
       3/31/98            17,527                  18,057
       4/30/98            17,321                  17,960
       5/31/98            17,757                  18,312
       6/30/98            17,823                  18,390
       7/31/98            17,838                  18,432
       8/31/98            18,190                  18,764
       9/30/98            18,478                  19,024
      10/31/98            18,365                  18,963
      11/30/98            18,515                  19,059
      12/31/98            18,468                  19,078
       1/31/99            18,704                  19,265
       2/28/99            18,569                  19,184
       3/31/99            18,563                  19,240
       4/30/99            18,549                  19,257
       5/31/99            18,334                  19,105
       6/30/99            17,902                  18,757
       7/31/99            17,837                  18,748
       8/31/99            17,475                  18,362
       9/30/99            17,366                  18,266
      10/31/99            16,912                  17,838
      11/30/99            17,089                  18,087
      12/31/99            16,767                  17,806
       1/31/00            16,582                  17,614
       2/29/00            17,007                  17,989
       3/31/00            17,709                  18,645
       4/30/00            17,364                  18,425
       5/31/00            17,285                  18,254
       6/30/00            18,027                  18,923
       7/31/00            18,444                  19,294
       8/31/00            18,939                  19,709
       9/30/00            18,776                  19,506
      10/31/00            18,993                  19,790
      11/30/00            19,211                  20,023
      12/31/00            19,921                  20,744
       1/31/01            20,012                  20,839
       2/28/01            20,040                  20,936
       3/31/01            20,260                  21,169
       4/30/01            19,627                  20,819
       5/31/01            19,963                  21,062
       6/30/01            20,056                  21,245

Investment Values:

SAFECO
California Tax-Free Income Fund $20,056

Lehman Brothers Long Municipal Bond Index $21,245

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day)................. 4.62%
Weighted Average Maturity......... 25.3 years

                                                           Percent of
TOP FIVE TYPE OF BONDS                                     Net Assets
---------------------------------------------------------------------
Hospital                                                       24%
Lease Rental                                                   22
Local General Obligation (Limited Tax)                         12
Utilities (Water)                                               8
State General Obligation                                        6

                                                           Percent of
 TOP FIVE HOLDINGS                                         Net Assets
---------------------------------------------------------------------
 State of California General Obligation Bonds                 5.5%
 California Educational Facilities Authority Revenue          5.3
  (Institute of Technology)
 California Health Facilities Financing Authority             5.3
  Revenue (Cedars Sinai Medical Center)
 Alameda Corridor Transportation Authority Revenue            5.1
 Redding Joint Powers Financing Authority Revenue             5.1
  (Solid Waste & Corporate Yard)

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
--------------------------------------------------


                       [PIE CHART]

1 Municipal Bonds - AAA:                              52%
2 Municipal Bonds - A:                                27%
3 Municipal Bonds - BBB:                              10%
4 Municipal Bonds - AA:                                9%
5 Cash & Other:                                        2%

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of June 30, 2001
(Unaudited)


                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS*--97.4%

 California--97.4%
 $5,000   Alameda Corridor Transportation Authority Revenue             $ 4,582
          4.75%, due 10/01/25 [MBIA]
  5,500   California Educational Facilities Authority Revenue             4,771
          (Institute of Technology)
          4.50%, due 10/01/28
  2,250   California Health Facilities Financing Authority Insured        2,120
          Health Facility Revenue (Catholic Health Care West)
          4.75%, due 7/01/19 [MBIA]
  4,500   California Health Facilities Financing Authority Health         4,724
          Facility Revenue (Cedars Sinai Medical Center)
          6.25%, due 12/01/34
  3,715   California Statewide Communities Development Authority          3,469
          Certificates of Participation (Childrens Hospital of Los
          Angeles)
          4.75%, due 6/01/21 [MBIA]
  2,645   Capistrano Beach Water District Wastewater Enterprise Capital   2,404
          4.75%, due 12/01/28 [MBIA]
  1,475   Capistrano Beach Water District Wastewater Enterprise Capital   1,341
          4.75%, due 12/01/28 [MBIA]
  3,000   Central California Joint Powers Health Finance Authority        3,102
          6.00%, due 2/01/30
     20   Concord Redevelopment Agency Tax Allocation Central Concord        20
          Redevelopment Project
          8.00%, due 7/01/18 [BIG]
  1,000   Cucamonga California County Water District                        967
          5.128%, due 9/01/31
  3,750   Culver City Redevelopment Financing Authority Tax Allocation    3,447
          Revenue
          4.60%, due 11/01/20 [AMBAC]
  5,000   Duarte California Certificates of Participation City of Hope    4,408
          Medical Center
          5.25%, due 4/01/31
  2,100   Fresno Joint Powers Financing Authority Lease Revenue           1,910
          Exhibition Hall Expansion Project 4.75%, due 9/01/28 [AMBAC]
  4,600   Long Beach Financial Authority Lease Revenue                    4,406
          5.00%, due 10/01/27 [MBIA]
  2,400   Los Angeles California Wastewater System Revenue (Series A)     2,325
          5.00%, due 6/01/23 [FGIC]
  1,200 + Los Angeles Convention and Exhibition Center Authority          1,473
          Certificates of Participation
          9.00%, due 12/01/20 (Prerefunded 12/01/05 @ 100)
  3,000   Los Angeles County California Certificates of Participation     2,789
          (Disney Parking Refund Project)
          4.75%, due 3/01/23 [AMBAC]
  3,450   Los Angeles Department of Water and Power Waterworks            2,795
          Revenue
          4.25%, due 10/15/34 [MBIA]
  3,585   Metropolitan Water District of Southern California              3,354
          Waterworks Revenue
          5.00%, due 7/01/37
  3,990   Palomar Pomerado Health System California Insured Revenue       3,655
          4.75%, due 11/01/23 [MBIA]
  4,435   Pittsburg Redevelopment Agency Los Medanos Community            4,072
          Development Project Tax Allocation
          4.625%, due 8/01/21 [AMBAC]
  4,900   Redding Joint Powers Financing Authority Solid Waste and        4,570
          Corporation Yard Revenue
          5.00%, due 1/01/23
  2,500   San Bernardino County Certificates of Participation             2,474
          (Medical Center Financing Project)
          5.50%, due 8/01/24
  4,000   San Gabriel Valley School Finance Authority Revenue (Pamona     4,015
          Unified School District)
          5.50%, due 2/01/24
  5,000   San Joaquin Hills Transportation Corridor Agency Senior         4,492
          Lien Toll Road Revenue
          5.00%, due 1/01/33
  4,000   San Jose Redevelopment Agency (Merged Area Redevelopment        3,633
          Project Tax Allocation)
          4.75%, due 8/01/22

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO California Tax-Free Income Fund
As of June 30, 2001
(Unaudited)

                                                                     Value
 PRINCIPAL AMOUNT (000's)                                          (000's)
--------------------------------------------------------------------------
 California--(continued)
 $1,335 Southern California Public Power Authority Power Project   $ 1,338
        Revenue (Multiple Projects)
        5.50%, due 7/01/20
  5,500 State of California General Obligation Bonds                 4,895
        4.75%, due 4/01/29
                                                                   -------
 TOTAL MUNICIPAL BONDS                                              87,551
                                                                   -------

 CASH EQUIVALENTS--1.5%
  1,329 SEI Tax Exempt Institutional Tax-Free Portfolio              1,329
                                                                   -------
 TOTAL CASH EQUIVALENTS                                              1,329
                                                                   -------
 TOTAL INVESTMENTS--98.9%                                           88,880

 Other Assets, less Liabilities                                        979
                                                                   -------
 NET ASSETS                                                        $89,859
                                                                   =======

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]  28.3%
   Financial Guaranty Insurance Corp. [FGIC]         2.7
   AMBAC Indemnity Corp. [AMBAC]                    14.0
                                                    ----
                                                    45.0%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Municipal Bond Fund
June 30, 2001


[PHOTO] Stephen C. Bauer

The SAFECO Municipal Bond Fund has outperformed the Lehman Long Muni Index over the latest six months. For the latest 12 months, the Fund is ranked seven of 271 general muni funds tracked by Lipper. (The SAFECO Muni Fund is 8 of 184, and 8 of 84 funds for the respective five- and ten-year periods.)

Two factors caused the Muni Bond Fund to outperform the otherwise quiet market of the last six months: an Indiana bond we've held since 1998 and uninsured hospital bonds.

In 1999, changes in Medicare reimbursement policies caused credit ratings in the hospital sector to fall and their yields to climb. The hospital bonds I aggressively added to the fund continued to outperform the general bond market. In fact, demand for these higher-yielding bonds has increased beyond the available new issue supply. I was, however, able to buy A+-rated UPMC Health System in the second quarter.

Also benefiting the Fund was a large stake in an Indiana bond issued for USX Corp. that we've held since 1998. The issue surged on the news that Marathon Oil (which is being spun from USX with U.S. Steel) would assume all the corporation's debt, including the Indiana bonds.

Other than that, municipal bond market changed little during the first half of 2001. This continued stability is surprising for two reasons: one, long-term Treasury bonds fell sharply during the second quarter, and two, the Federal reserve has aggressively lowered short-term rates. The difference in yields between one and thirty-year maturities has increased from 1.5% to 2.8%. Given the powerful incentive to increase yield by extending maturity, this condition seems unlikely to last. We may see demand drive yields on long bonds lower and drive their prices higher, as investors move to lock in yields. Going forward, I remain vigilant for opportunities to leverage into superior returns for our shareholders.

Stephen C. Bauer

Stephen C. Bauer joined SAFECO in 1971 as a fixed-income analyst. He became a fund manager with the inception of the SAFECO Municipal Bond Fund in 1981, and is President of SAFECO Asset Management Company. Bauer holds a BS in microbiology and an MBA from the University of Washington.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Municipal Bond Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
----------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 year     10 Year
----------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                3.02%      11.29%      6.50%      7.13%
Lehman Brothers Long Municipal
 Bond Index                               2.42%      12.27%      7.02%      7.83%
Lipper, Inc. (General Municipal
 Bond Funds)                              2.41%       9.23%      5.44%      6.50%
*Not Annualized
----------------------------------------------------------------------------------

                                  SAFECO Municipal              Lehman Brothers Long
        Date                         Bond Fund                  Municipal Bond Index
        ----                         --------                   --------------------
       6/30/91                         10,000                         10,000
       7/31/91                         10,159                         10,155
       8/31/91                         10,313                         10,300
       9/30/91                         10,478                         10,450
      10/31/91                         10,590                         10,559
      11/30/91                         10,556                         10,572
      12/31/91                         10,883                         10,824
       1/31/92                         10,789                         10,817
       2/29/92                         10,816                         10,834
       3/31/92                         10,803                         10,862
       4/30/92                         10,905                         10,965
       5/31/92                         11,089                         11,126
       6/30/92                         11,329                         11,341
       7/31/92                         11,765                         11,757
       8/31/92                         11,524                         11,599
       9/30/92                         11,546                         11,650
      10/31/92                         11,294                         11,456
      11/30/92                         11,640                         11,778
      12/31/92                         11,835                         11,931
       1/31/93                         11,951                         12,044
       2/28/93                         12,467                         12,604
       3/31/93                         12,272                         12,452
       4/30/93                         12,440                         12,622
       5/31/93                         12,512                         12,727
       6/30/93                         12,768                         12,966
       7/31/93                         12,719                         12,979
       8/31/93                         13,057                         13,311
       9/30/93                         13,203                         13,497
      10/31/93                         13,240                         13,522
      11/30/93                         13,072                         13,358
      12/31/93                         13,334                         13,703
       1/31/94                         13,496                         13,865
       2/28/94                         13,096                         13,406
       3/31/94                         12,431                         12,605
       4/30/94                         12,443                         12,703
       5/31/94                         12,592                         12,851
       6/30/94                         12,453                         12,697
       7/31/94                         12,740                         13,023
       8/31/94                         12,749                         13,051
       9/30/94                         12,434                         12,748
      10/31/94                         12,168                         12,356
      11/30/94                         11,918                         12,030
      12/31/94                         12,234                         12,457
       1/31/95                         12,684                         13,005
       2/28/95                         13,217                         13,535
       3/31/95                         13,313                         13,698
       4/30/95                         13,293                         13,691
       5/31/95                         13,912                         14,274
       6/30/95                         13,614                         14,011
       7/31/95                         13,679                         14,083
       8/31/95                         13,856                         14,281
       9/30/95                         13,959                         14,393
      10/31/95                         14,251                         14,742
      11/30/95                         14,646                         15,122
      12/31/95                         14,862                         15,357
       1/31/96                         14,910                         15,424
       2/29/96                         14,746                         15,236
       3/31/96                         14,409                         14,957
       4/30/96                         14,300                         14,897
       5/31/96                         14,324                         14,904
       6/30/96                         14,535                         15,134
       7/31/96                         14,713                         15,284
       8/31/96                         14,661                         15,264
       9/30/96                         14,957                         15,603
      10/31/96                         15,133                         15,793
      11/30/96                         15,471                         16,132
      12/31/96                         15,334                         16,036
       1/31/97                         15,260                         16,004
       2/28/97                         15,419                         16,176
       3/31/97                         15,155                         15,897
       4/30/97                         15,347                         16,084
       5/31/97                         15,604                         16,396
       6/30/97                         15,800                         16,606
       7/31/97                         16,444                         17,211
       8/31/97                         16,161                         16,982
       9/30/97                         16,384                         17,226
      10/31/97                         16,512                         17,375
      11/30/97                         16,636                         17,529
      12/31/97                         16,972                         17,850
       1/31/98                         17,147                         18,041
       2/28/98                         17,138                         18,032
       3/31/98                         17,141                         18,057
       4/30/98                         16,988                         17,960
       5/31/98                         17,357                         18,312
       6/30/98                         17,464                         18,390
       7/31/98                         17,493                         18,432
       8/31/98                         17,802                         18,764
       9/30/98                         18,043                         19,024
      10/31/98                         17,948                         18,963
      11/30/98                         18,031                         19,059
      12/31/98                         18,050                         19,078
       1/31/99                         18,255                         19,265
       2/28/99                         18,129                         19,184
       3/31/99                         18,129                         19,240
       4/30/99                         18,195                         19,257
       5/31/99                         18,048                         19,105
       6/30/99                         17,713                         18,757
       7/31/99                         17,684                         18,748
       8/31/99                         17,372                         18,362
       9/30/99                         17,265                         18,266
      10/31/99                         16,964                         17,838
      11/30/99                         17,129                         18,087
      12/31/99                         16,930                         17,806
       1/31/00                         16,796                         17,614
       2/29/00                         17,125                         17,989
       3/31/00                         17,614                         18,645
       4/30/00                         17,438                         18,425
       5/31/00                         17,302                         18,254
       6/30/00                         17,891                         18,923
       7/31/00                         18,241                         19,294
       8/31/00                         18,579                         19,709
       9/30/00                         18,413                         19,506
      10/31/00                         18,644                         19,790
      11/30/00                         18,808                         20,023
      12/31/00                         19,332                         20,744
       1/31/01                         19,493                         20,839
       2/28/01                         19,561                         20,936
       3/31/01                         19,810                         21,169
       4/30/01                         19,498                         20,819
       5/31/01                         19,735                         21,062
       6/30/01                         19,918                         21,245

Investment Values:

SAFECO
Municipal Bond Fund $19,918

Lehman Brothers Long Municipal Bond Index $21,245

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day)...............      4.72%
Weighted Average Maturity............ 23.2 years

                                                                     Percent of
TOP FIVE HOLDINGS                                                    Net Assets
-------------------------------------------------------------------------------
San Joaquin Hills Transportation Corridor Agency Senior Lien Toll       4.2%
  Road Revenue
Massachusetts State Housing Finance Agency (Series B)                   3.8
Illinois Educational Facilities Authority Adjustable Demand Revenue     3.6
  (University of Chicago)
Indiana State Development Finance Authority Environmental Revenue       3.0
West Virginia State Hospital Finance Authority (Charleston Area         3.0
  Medical Center) Series A

                                                                  Percent of
TOP FIVE STATES                                                   Net Assets
------------------------------------------------------------------------------
California                                                             13%
Massachusetts                                                          10
Indiana                                                                 9
Texas                                                                   8
New York                                                                8

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS
------------------------------------------------------------------------------

                                  [PIE CHART]

1 Municipal Bonds - AAA:                                               53%
2 Municipal Bonds - BBB:                                               15%
3 Municipal Bonds - A:                                                 14%
4 Municipal Bonds - AA:                                                13%
5 Cash & Other:                                                         3%
6 Municpal Bonds - Not Rated:                                           2%

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 MUNICIPAL BONDS*--
  97.2%

 Alaska--2.7%
 $14,500   Alaska Housing Finance Corp. (General Housing Purpose)     $ 14,154
           5.00%, due 12/01/18
      50   Alaska Housing Finance Corp. Collateralized (Veterans            50
           Mortgage Program)
           6.50%, due 6/01/31

 Arizona--1.7%
   9,800   Phoenix Civic Improvement Corp. Wastewater System Lease       9,033
           Revenue
           4.75%, due 7/01/23

 California--13.2%
     600   Los Angeles County Sanitation District Financing                603
           Authority Revenue (Capital Projects)
           5.25%, due 10/01/19 [MBIA]
   5,650   Los Angeles Wastewater System Revenue                         5,318
           4.70%, due 11/01/19 [FGIC]
   3,550 + Northern California Power Agency Geothermal Project           3,740
           Revenue
           5.00%, due 7/01/09
           (Prerefunded 7/01/08 @ 100)
   6,400   Pittsburg Redevelopment Agency Los Medanos Community          5,877
           Development Project Tax Allocation
           4.625%, due 8/01/21 [AMBAC]
  11,995   Pittsburg Redevelopment Agency Los Medanos Community         12,753
           Development Project Tax Allocation
           5.80%, due 8/01/34 [FSA]
   2,000   Redding Joint Powers Financing Authority Solid Waste and      1,865
           Corporation Yard Revenue
           5.00%, due 1/01/23
   6,690   Sacramento County Sanitation District Finance Authority       6,443
           Revenue
           4.75%, due 12/01/23
   8,010   San Joaquin County Public Facilities Financing Corp.          7,631
           Certificates of Participation Capital Facilities Project
           4.75%, due 11/15/19 [MBIA]
  25,000   San Joaquin Hills Transportation Corridor Agency Senior      22,458
           Lien Toll Road Revenue
           5.00%, due 1/01/33
   3,165   Southern California Public Power Authority Power Project      3,173
           Revenue (Multiple Projects)
           5.50%, due 7/01/20

 Colorado--2.7%
   1,000   Colorado Housing Finance Authority Multi-Family Mortgage      1,045
           Revenue
           8.30%, due 10/01/23
  13,000   Colorado Springs Hospital Revenue                            13,331
           6.375%, due 12/15/30

 Florida--2.3%
   1,000   Gulf Environment Services, Inc. Water and Sewer Revenue         950
           5.00%, due 10/01/27 [MBIA]
   2,750   Mid-Bay Bridge Authority Revenue                              2,797
           6.05%, due 10/01/22
   1,000   Orange County Tourist Development Tax Revenue                   921
           4.75%, due 10/01/24
   7,500   Tallahassee Florida Health Facilities Revenue                 7,713
           (Tallahassee Memorial Healthcare, Inc.)
           6.375%, due 12/01/30

 Georgia--1.3%
   6,750 + Atlanta Water and Sewage Revenue                              6,927
           4.50%, due 1/01/18
           (Prerefunded 1/01/04 @ 100)

 Illinois--6.0%
   2,000   Chicago Illinois Sales Tax Revenue                            2,004
           5.375%, due 1/01/27 [FGIC]
  17,500 + Illinois Educational Facilities Authority Adjustable         18,850
           Demand Revenue (University of Chicago)
           5.70%, due 12/01/25
           (Prerefunded 12/01/03 @ 102)
   5,000 + Metropolitan Pier and Exposition Authority Mccormick          6,231
           Place Convention Complex Hospitality Facilities Revenue
           7.00%, due 7/01/26
           (Escrowed to Maturity)
   4,770   University of Illinois Auxiliary Facilities System            4,829
           Revenue
           5.75%, due 4/01/22

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Indiana--8.5%
 $   195   Beech Grove Economic Development Revenue                    $    199
           (Westvaco Corp.)
           8.75%, due 7/01/10
  11,000 + East Chicago Elementary School Building Corp. First           11,819
           Mortgage
           7.00%, due 1/15/16
           (Prerefunded 1/15/03 @ 102)
   7,715   Hammond Multi-School Building Corp. First Mortgage             7,986
           Revenue
           6.20%, due 7/10/15
  17,550   Indiana State Development Finance Authority Environmental     16,081
           Revenue
           5.60%, due 12/10/32
     250   Indiana State Office Building Commission Capital Complex         252
           Revenue
           5.25%, due 7/01/15 [AMBAC]
     350   Indianapolis Gas Utility Revenue                                 352
           5.375%, due 6/01/21 [FGIC]
   6,450 + Indianapolis Gas Utility System Revenue                        6,209
           4.00%, due 6/01/11 [FGIC] (Escrowed to Maturity)
   2,500   St. Joseph County Hospital Health System Revenue               2,274
           4.50%, due 8/15/18

 Iowa--0.1%
     250   Marshalltown Pollution Control Revenue (Iowa Electric            251
           Light and Power Co. Project)
           5.50%, due 11/01/23 [MBIA]

 Kentucky--0.4%
   2,000   Kentucky Economic Development Finance Authority Health         2,054
           System Revenue (Norton Healthcare, Inc.) Series A
           6.625%, due 10/01/28

 Maryland--2.6%
   5,125   Baltimore Project and Revenue (Water Projects)                 5,036
           5.00%, due 7/01/24 [FGIC]
   5,000   Maryland Health and Higher Educational Facilities              4,720
           Authority Revenue (University of Maryland Medical System)
           4.75%, due 7/01/23 [FGIC]
   4,000   Maryland Health and Higher Educational Facilities Authority    4,231
           Revenue (University of Maryland Medical System)
           6.75%, due 7/01/30

 Massachusetts--9.6%
   6,250   Massachusetts Bay Transportation Authority System Revenue      5,449
           4.50%, due 3/01/26 [MBIA]
   5,740   Massachusetts Housing Finance Agency Housing Revenue           5,941
           6.20%, due 7/01/38 [AMBAC]
  20,000   Massachusetts State Housing Finance Agency (Series B)         20,154
           5.40%, due 12/01/28 [MBIA]
   8,000   Massachusetts State Turnpike Authority Metropolitan Highway    7,369
           System Revenue (Series A)
           5.00%, due 1/01/37 [MBIA]
   9,985   Massachusetts State Turnpike Authority Metropolitan Highway    9,541
           System Revenue (Series B)
           5.125%, due 1/01/37 [MBIA]
   2,500   Massachusetts Water Resources Authority Revenue                2,305
           4.75%, due 12/01/23

 Michigan--0.9%
   5,250   Detroit Water Supply System Revenue                            4,934
           4.75%, due 7/01/19 [FGIC]

 Minnesota--0.1%
     350   Minneapolis and St. Paul Housing and Redevelopment               329
           Authority Health Care System Revenue (HealthSpan)
           4.75%, due 11/15/18 [AMBAC]

 Mississippi--1.4%
   8,000   Harrison County Wastewater Management and Solid Waste          7,294
           Revenue
           4.75%, due 2/01/27 [FGIC]

 Missouri--0.9%
   4,000   Missouri Health and Education Facilities Authority             3,548
           Educational Facilities Revenue
           4.75%, due 11/15/37

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Missouri--(continued)
 $ 1,000   Missouri State Health and Education Facilities Authority    $    980
           Revenue (SSM Healthcare)
           5.25%, due 6/01/28

 New Jersey--0.1%
     585 + New Jersey Turnpike Authority Revenue                            625
           10.375%, due 1/01/03 (Escrowed to Maturity)

 New Mexico--0.4%
   2,275   Farmington Collateralized Pollution Control Revenue            2,274
           (Tucson Gas and Electric Co.)
           6.10%, due 1/01/08

 New York--7.8%
     900   Long Island Power Authority Electric System Revenue              886
           5.125%, due 12/01/22 [FSA]
   3,820   Metropolitan Transportation Authority New York Dedicated       3,516
           Tax Fund
           4.75%, due 4/01/28 [FGIC]
   6,250   New York City Municipal Water Finance Authority Water and      5,763
           Sewer System Revenue
           4.75%, due 6/15/25 [MBIA]
   2,100   New York City Municipal Water Finance Authority Water and      2,102
           Sewer System Revenue
           5.00%, due 6/15/17 [FGIC]
   1,500   New York Dormitory Authority State University Educational      1,502
           Facilities Revenue
           5.00%, due 7/01/15
   5,500   New York Dormitory Authority State University Educational      5,741
           Facilities Revenue
           5.25%, due 5/15/15
   2,975   New York Dormitory Authority State University Educational      3,566
           Facilities Revenue
           7.50%, due 5/15/11
   1,425 + New York Dormitory Authority State University Educational      1,749
           Facilities Revenue
           7.50%, due 5/15/11 (Prerefunded Various Dates/Prices)
   5,250   New York Dormitory Authority State University Educational      6,595
           Facilities Revenue
           7.50%, due 5/15/13
  11,800   Port Authority New York & New Jersey Consolidated Revenue     10,171
           4.375%, due 10/01/33 [FGIC]

 North Carolina--5.3%
  11,000   North Carolina Eastern Municipal Power Agency Power System    11,116
           Revenue
           6.00%, due 1/01/22
  11,885   North Carolina Medical Care Commission Health Care            10,656
           Facilities Revenue (Duke University Health System)
           4.75%, due 6/01/28 [MBIA]
   3,720   North Carolina Medical Care Commission Hospital Revenue        3,332
           4.75%, due 12/01/28 (Series A) (MBIA)
   3,280   North Carolina Medical Care Commission Hospital Revenue        2,938
           4.75%, due 12/01/28 (Series B) (MBIA)

 North Dakota--0.6%
   3,000   Grand Forks North Dakota Health Care System Revenue            3,105
           (Altru Health System)
           7.125%, due 8/15/24

 Oklahoma--1.2%
   5,590   McGee Creek Authority Water Revenue                            6,235
           6.00%, due 1/01/23 [MBIA]

 Pennsylvania--3.1%
   1,000   Allegheny County Hospital Development Authority Revenue          915
           (Catholic Health East)
           4.875%, due 11/15/26 [AMBAC]
   5,000   Pennsylvania State Higher Educational Facilities Authority     5,061
           Revenue (UPMC Health System)
           6.00%, due 1/15/31
     650   Pittsburgh Water and Sewer Authority Revenue                     629
           4.75%, due 9/01/16 [FGIC]

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Pennsylvania--(continued)
 $ 5,000   Southeastern Pennsylvania Transportation Authority          $  4,496
           (Series A)
           4.75%, due 3/01/29 [FGIC]
   5,445   University Area Joint Authority Sewer Revenue                  5,091
           4.75%, due 11/01/20 [MBIA]

 South Carolina--5.1%
     565   Charleston County Pollution Control Facilities Revenue           566
           5.90%, due 8/01/03
   5,500   Pickens and Richland Counties Hospital Facilities Revenue      5,502
           5.75%, due 8/01/21 [AMBAC]
  15,000   Piedmont Municipal Power Agency South Carolina Electric       13,253
           Revenue
           5.25%, due 1/01/21 [MBIA]
   7,500   South Carolina Jobs - Economic Development Authority           7,808
           Hospital Facilities Revenue (Palmetto Health Alliance)
           7.375%, due 12/15/21

 Texas--8.3%
   6,250   Austin Combined Utility Revenue                                5,132
           4.25%, due 5/15/28 [MBIA]
  10,000   Austin Combined Utility System Revenue                        14,466
           12.50%, due 11/15/07 [MBIA]
     540   Austin Water, Sewer and Electric Revenue                         555
           14.00%, due 11/15/01
     105 + Austin Water, Sewer and Electric Revenue                         109
           14.00%, due 11/15/01 (Escrowed to Maturity)
     250   Harris County Toll Road Unlimited Tax Revenue                    253
           5.50%, due 8/15/21 [FGIC]
  14,300   Hurst-Euless-Bedford Texas Independent School District        12,367
           General Obligation Unlimited Tax Refund
           4.50%, due 8/15/25 [PSF]
      10 + Lower Colorado River Authority Junior Lien Revenue                11
           5.625%, due 1/01/17 [FSA] (Prerefunded 1/01/15 @ 100)
   5,350   North East Texas School District General Obligation            4,579
           4.50%, due 10/01/28 [PSF]
      95   Sabine River Authority Pollution Control Revenue (Texas           99
           Utilities Electric Co. Project)
           6.55%, due 10/01/22 [FGIC]
   4,500   San Antonio Electric & Gas Revenue                             4,024
           4.50%, due 2/01/21
   2,260   Texas Municipal Power Agency Revenue                           2,264
           5.50%, due 9/01/13 [FGIC]

 Utah--1.2%
   1,000   Murray City Hospital Revenue (IHC Health Service, Inc.)          922
           4.75%, due 5/15/20 [MBIA]
   5,635   Weber County Utah Hospital Revenue (IHC Health Services)       5,322
           5.00%, due 8/15/30 [AMBAC]

 Virginia--1.0%
   2,500   Loudoun County Sanitation Authority Water and Sewer            2,289
           Revenue
           4.75%, due 1/01/30 [MBIA]
   3,240   Prince William County Authority Water and Sewer Systems        2,973
           Revenue
           4.75%, due 7/01/29 [FGIC]

 Washington--5.6%
     700   CDP-King County III Lease Revenue (King Street Center            685
           Project)
           5.25%, due 6/01/26 [MBIA]
   1,000   Central Puget Sound Regional Transportation Authority            897
           Motor Vehicle Tax
           4.75%, due 2/01/28 [FGIC]
   5,055   Douglas County Public Utility District #1 Wells                6,183
           Hydroelectric Revenue
           8.75%, due 9/01/18
   2,200 + Douglas County Public Utility District #1 Wells                2,812
           Hydroelectric Revenue
           8.75%, due 9/01/18 (Prerefunded 9/01/06 @ 106)
   2,500   King County Housing Authority Pooled Housing Revenue           2,604
           6.80%, due 3/01/26
   1,650   King County Limited Tax General Obligation (Various            1,556
           Purposes)
           4.75%, due 1/01/19

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                       Value
 PRINCIPAL AMOUNT (000's)                                            (000's)
----------------------------------------------------------------------------
 Washington--(continued)
 $ 2,255   King County Public Hospital District #1 Hospital         $  2,267
           Facilities Revenue (Valley Medical Center)
           5.50%, due 9/01/17 [AMBAC]
   2,800   Lewis County Public Utility District #1 Cowlitz Falls       2,807
           Hydroelectric Project Revenue
           6.00%, due 10/01/24
     250 + Richland Water and Sewer Improvement Revenue                  263
           5.625%, due 4/01/12 [MBIA] (Prerefunded 4/01/03 @ 101)
   3,153   Seattle Housing Authority Low Income Housing Revenue        3,407
           (Mt. Zion Project)
           6.60%, due 8/20/38
     530   Snohomish County Public Utility District #1 Electric          533
           Revenue
           5.50%, due 1/01/20 [FGIC]
   6,290   Vancouver Washington Housing Authority Revenue              5,494
           (Springbrook Square)
           5.65%, due 3/01/31
     250   Yakima-Tieton Irrigation District Revenue                     261
           6.20%, due 6/01/19 [FSA]

 West Virginia--3.0%
  15,000   West Virginia State Hospital Finance Authority             15,645
           (Charleston Area Medical Center) Series A
           6.75%, due 9/01/30
                                                                    --------
 TOTAL MUNICIPAL BONDS                                               513,976
                                                                    --------
 CASH EQUIVALENTS--1.8%

 $ 9,566   Federated Tax-Exempt Money Market Fund, Inc.                9,566
                                                                    --------
 TOTAL CASH EQUIVALENTS                                                9,566
                                                                    --------
 TOTAL INVESTMENTS--99.0%                                            523,542

 Other Assets, less Liabilities                                        6,005
                                                                    --------
 NET ASSETS                                                         $529,547
                                                                    ========

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]  22.7%
   Financial Guaranty Insurance Corp. [FGIC]        12.4
   AMBAC Indemnity Corp. [AMBAC]                     5.1
   Financial Security Assurance, Inc. [FSA]          2.7
   Texas Permanent School Fund [PSF]                 3.3
                                                    ----
                                                    46.2%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Report From the Fund Manager
SAFECO Intermediate-Term Municipal Bond Fund
As of June 30, 2001


[PHOTO] Mary V. Metastasio

The SAFECO Intermediate-Term Municipal Bond Fund performed in line with the Lehman 7-year Municipal Bond Index for the six months ending June 30, 2001.

The Fund's shorter average maturity was beneficial in the last six months, as long bonds declined in anticipation of an improving economy. Still, we feel a longer maturity--with its associated higher yields and greater appreciation potential--will outperform over time, and we continued to work to extend maturities.

We had succeeded in extending maturity to about 6.4 years at June 30, primarily through second quarter purchases in the new issue market of bonds maturing in eight to ten years. In the first quarter, we also bought bonds due in 2010 and 2011.

We will continue to extend the Fund's average maturity so that shareholders can benefit by the higher yields and greater appreciation potential that attend longer maturities.

Mary V. Metastasio

Mary V. Metastasio joined SAFECO's investment department in 1985 as a securities analyst and began managing the SAFECO Intermediate-Term Municipal Bond Fund in 1996. She holds a BA in Dramatic Art from Whitman College and a MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts.

Performance Overview & Highlights
SAFECO Intermediate-Term Municipal Bond Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
----------------------------------------------------------------------------------------------
Average Annual Total Return for the                                                 Since
periods ended June 30, 2001                      Six Month*     1 Year    5 Year   Inception**
----------------------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund        3.11%       8.10%       5.40%      5.05%
Lehman Brothers 7-Year Municipal Bond Index         3.34%       9.18%       6.07%      5.84%
Lipper, Inc. (Intermediate Municipal Bond Funds)    2.83%       8.48%       5.31%       N/A
*  Not Annualized
** The Fund's inception date was March 18, 1993. Graph and average annual return comparison begins on March 31, 1993.
----------------------------------------------------------------------------------------------

                        SAFECO Intermediate-Term      Lehman Brothers 7-Year
        Date              Municipal Bond Fund          Municipal Bond Index
        ----              -------------------          --------------------
       3/18/93                  10,000                        10,000
       3/31/93                   9,977                        10,060
       4/30/93                  10,044                        10,062
       5/31/93                  10,062                        10,093
       6/30/93                  10,222                        10,277
       7/31/93                  10,204                        10,278
       8/31/93                  10,414                        10,461
       9/30/93                  10,575                        10,575
      10/31/93                  10,627                        10,602
      11/30/93                  10,535                        10,508
      12/31/93                  10,719                        10,702
       1/31/94                  10,846                        10,816
       2/28/94                  10,576                        10,581
       3/31/94                  10,240                        10,299
       4/30/94                  10,285                        10,375
       5/31/94                  10,363                        10,427
       6/30/94                  10,327                        10,408
       7/31/94                  10,454                        10,555
       8/31/94                  10,527                        10,610
       9/30/94                  10,339                        10,509
      10/31/94                  10,152                        10,403
      11/30/94                   9,932                        10,251
      12/31/94                  10,117                        10,407
       1/31/95                  10,347                        10,602
       2/28/95                  10,625                        10,840
       3/31/95                  10,749                        10,953
       4/30/95                  10,797                        10,982
       5/31/95                  11,105                        11,274
       6/30/95                  11,060                        11,264
       7/31/95                  11,186                        11,408
       8/31/95                  11,301                        11,543
       9/30/95                  11,341                        11,587
      10/31/95                  11,470                        11,688
      11/30/95                  11,587                        11,817
      12/31/95                  11,656                        11,879
       1/31/96                  11,776                        11,994
       2/29/96                  11,762                        11,954
       3/31/96                  11,570                        11,838
       4/30/96                  11,548                        11,816
       5/31/96                  11,513                        11,799
       6/30/96                  11,563                        11,889
       7/31/96                  11,709                        11,988
       8/31/96                  11,728                        11,994
       9/30/96                  11,817                        12,102
      10/31/96                  11,951                        12,233
      11/30/96                  12,140                        12,437
      12/31/96                  12,093                        12,400
       1/31/97                  12,114                        12,444
       2/28/97                  12,216                        12,548
       3/31/97                  12,065                        12,386
       4/30/97                  12,098                        12,450
       5/31/97                  12,268                        12,607
       6/30/97                  12,396                        12,728
       7/31/97                  12,687                        13,024
       8/31/97                  12,566                        12,931
       9/30/97                  12,720                        13,068
      10/31/97                  12,778                        13,145
      11/30/97                  12,821                        13,191
      12/31/97                  13,000                        13,354
       1/31/98                  13,092                        13,493
       2/28/98                  13,092                        13,505
       3/31/98                  13,091                        13,505
       4/30/98                  13,005                        13,428
       5/31/98                  13,196                        13,624
       6/30/98                  13,229                        13,663
       7/31/98                  13,266                        13,708
       8/31/98                  13,457                        13,918
       9/30/98                  13,602                        14,097
      10/31/98                  13,626                        14,117
      11/30/98                  13,635                        14,156
      12/31/98                  13,693                        14,186
       1/31/99                  13,835                        14,393
       2/28/99                  13,784                        14,311
       3/31/99                  13,769                        14,306
       4/30/99                  13,795                        14,340
       5/31/99                  13,725                        14,269
       6/30/99                  13,532                        14,063
       7/31/99                  13,617                        14,158
       8/31/99                  13,601                        14,126
       9/30/99                  13,612                        14,178
      10/31/99                  13,531                        14,118
      11/30/99                  13,618                        14,221
      12/31/99                  13,574                        14,165
       1/31/00                  13,519                        14,131
       2/29/00                  13,594                        14,189
       3/31/00                  13,735                        14,390
       4/30/00                  13,680                        14,336
       5/31/00                  13,637                        14,304
       6/30/00                  13,912                        14,623
       7/31/00                  14,068                        14,808
       8/31/00                  14,210                        15,001
       9/30/00                  14,193                        14,955
      10/31/00                  14,297                        15,083
      11/30/00                  14,361                        15,153
      12/31/00                  14,586                        15,450
       1/31/01                  14,800                        15,713
       2/28/01                  14,837                        15,724
       3/31/01                  14,943                        15,850
       4/30/01                  14,843                        15,707
       5/31/01                  14,976                        15,887
       6/30/01                  15,042                        15,966

Investment Values:

SAFECO Intermediate-Term
Municipal Bond Fund $15,042

Lehman Brothers 7-Year Municipal Bond Index  $15,966

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day).......................... 3.22%
Weighted Average Maturity................... 6.4 years

                                               Percent of
TOP FIVE HOLDINGS                              Net Assets
---------------------------------------------------------
North Carolina Municipal Power Agency #1
 Catawba Electric Revenue                         5.3%
New York State Housing Finance Agency Health
 Facilities Revenue                               5.0
Mississippi Hospital Equipment and Facilities
 Authority Revenue                                4.1
 (Mississippi Baptist Medical Center)
Trinity River Authority Revenue                   4.0
 (Tarrant County Water Project)
Tempe Arizona Unified High School District #213
 General Obligation                               4.0

                                               Percent of
TOP FIVE STATES                                Net Assets
---------------------------------------------------------
Texas                                              15%
Illinois                                           14
Washington                                         13
New York                                            8
Kentucky                                            7

CREDIT RATING DISTRIBUTION
AS A PERCENT OF NET ASSETS
---------------------------------------------------------

                    [PIE CHART]

1 Municipal Bonds - AAA:                           65%
2 Municipal Bonds - AA:                            22%
3 Municipal Bonds - A:                             15%
4 Municipal Bonds - BBB:                            4%
5 Cash & Other:                                   (6)%

Portfolio of Investments
SAFECO Intermediate-Term Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 MUNICIPAL BONDS*--105.0%

 Alabama--3.5%
 $500   Southeast Alabama Gas District System Revenue                 $    530
        5.30%, due 6/01/12 [AMBAC]

 Arizona--4.0%
  600   Tempe Arizona Unified High School District #213                    605
        General Obligation
        4.50%, due 7/01/11 [FGIC]

 California--3.8%
  220   Pleasanton Joint Powers Financing Authority Reassessment           227
        Revenue
        5.80%, due 9/02/02
  335 + Sacramento Municipal Utility District Electric Revenue             357
        5.50%, due 2/01/11
        (Escrowed to Maturity)

 Connecticut--0.7%
  100   Connecticut Housing Finance Authority Housing Mortgage             102
        Finance Program
        5.40%, due 5/15/03

 District of Columbia--6.3%
  500   District of Columbia Revenue (George Washington University)        496
        4.25%, due 9/15/09
  155   District of Columbia                                               159
        General Obligation
        5.30%, due 6/01/03
  145 + District of Columbia                                               150
        General Obligation
        5.30%, due 6/01/03
        (Escrowed to Maturity)
   13   District of Columbia                                                13
        General Obligation
        5.75%, due 6/01/03
  137 + District of Columbia                                               144
        General Obligation
        5.75%, due 6/01/03
        (Escrowed to Maturity)

 Georgia--0.7%
  100   Georgia Municipal Electric Authority General Power Revenue         104
        5.75%, due 1/01/03

 Illinois--14.3%
  500   Chicago Illinois Metropolitan Water Reclamation District of        529
        Greater Chicago General Obligation
        5.25%, due 12/01/10
  500   Chicago O'Hare International Airport Revenue                       497
        4.35%, due 1/01/20
  500   Chicago Tax Increment Jr Lein South Redevelopment Revenue          494
        5.00%, due 11/15/10
  500   Joliet Waterworks and Sewage Revenue                               553
        7.00%, due 1/01/05 [FGIC]
   40 + Metro Pier & Exposition Authority Dedicated State Tax               42
        Prerefunded (Series A)
        5.90%, due 6/15/03
        (Escrowed to Maturity)
   25   Metro Pier & Exposition Authority Dedicated State Tax               26
        Unrefunded (Series A)
        5.90%, due 6/15/03
   35 + Metropolitan Pier and Exposition Authority McCormick Place          37
        Expansion Project
        5.90%, due 6/15/03
        (Escrowed to Maturity)

 Indiana--1.4%
  100   Indiana Bond Bank State Revolving Fund Program                     104
        5.90%, due 2/01/03
  100   Indianapolis Local Public Improvement Bond Bank                    105
        Transportation Revenue
        5.80%, due 7/01/03

 Kentucky--6.8%
  500   Kentucky Economic Development Finance Authority Health             509
        System Revenue (Norton Healthcare, Inc.)
        Series A
        6.25%, due 10/01/12
  500   Kentucky State Property and Buildings Commission Revenue           530
        5.50%, due 9/01/04

 Maine--2.1%
  300   Maine Municipal Bond Bank                                          316
        5.00%, due 11/01/09 [FSA]

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Intermediate-Term Municipal Bond Fund
As of June 30, 2001
(Unaudited)


                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 Massachusetts--2.8%
 $400   Massachusetts Water Resources Authority General Revenue        $    427
        5.25%, due 12/01/08

 Michigan--2.1%
  300   Tecumseh Michigan Public Schools General Obligation                 316
        5.125%, due 5/01/09

 Mississippi--4.1%
  600   Mississippi Hospital Equipment and Facilities Authority             629
        Revenue (Mississippi Baptist Medical Center)
        5.40%, due 5/01/04 [MBIA]

 Montana--2.6%
  400   Montana Health Facility Authority Revenue                           394
        4.30%, due 7/01/10 [AMBAC]

 New Jersey--0.2%
   37   New Jersey Housing and Mortgage Finance Agency Housing               38
        Revenue
        6.00%, due 11/01/02

 New York--7.7%
   10   New York City Water & Sewer Systems Revenue (Series B)               10
        5.00%, due 6/15/03
  390   New York City Water & Sewer Systems Revenue (Series B)              404
        5.00%, due 6/15/03
  700   New York State Housing Finance Agency Health Facilities             759
        Revenue
        6.375%, due 11/01/04

 North Carolina--5.3%
  800   North Carolina Municipal Power Agency #1 Catawba Electric           807
        Revenue
        4.10%, due 1/01/05 [AMBAC]

 Ohio--3.6%
  500   Ohio State Building Authority Adult Correction                      542
        5.50%, due 10/01/11

 Oklahoma--1.6%
  245 + Oklahoma Industries Authority Health Facilities Revenue             250
        (Sisters of Mercy Health System, St. Louis, Inc.)
        5.20%, due 6/01/05
        (Escrowed to Maturity)

 Pennsylvania--3.4%
  500   Philadelphia Parking Authority Airport Parking Revenue              519
        4.875%, due 9/01/09 [FSA]

 Texas--15.1%
  250   Austin Combined Utility Systems Revenue 5.25%, due 11/15/06         271
  100 + Coastal Bend Health Facility Development Corp. Health               104
        Services Revenue (Incarnate Word)
        5.70%, due 1/01/03 [AMBAC] (Escrowed to Maturity)
  100   Houston Water and Sewer System Junior Lien Revenue                  104
        5.75%, due 12/01/02
  300   San Felipe Del Rio Texas Independant School District                307
        5.00%, due 8/15/12
  350   Socorro Independent School District Unlimited Tax General           380
        Obligation
        5.80%, due 2/15/11 [PSF]
  500   Tomball Texas Independant School District General Obligation        518
        Unlimited (Series A)
        5.00%, due 2/15/11
  600 + Trinity River Authority Revenue (Tarrant County Water               615
        Project)
        5.25%, due 2/01/05 [AMBAC] (Partially Prerefunded 2/01/03 @ 100)

 Washington--12.9%
  400   Clark County Public Utility District #1 Generating System           440
        Revenue
        6.00%, due 1/01/07 [FGIC]
  360   King County Housing Authority Pooled Housing Revenue                362
        4.70%, due 7/01/08
  500   Seattle Library Facilities                                          535
        5.375%, due 12/01/10
  500   Tacoma Electric System Revenue                                      526
        5.80%, due 1/01/04 [FGIC]
  100   Washington Health Care Facilities Authority Revenue (Empire         105
        Health Service, Spokane)
        5.50%, due 11/01/03 [MBIA]
                                                                       --------
 TOTAL MUNICIPAL BONDS                                                   15,991
                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Intermediate-Term Municipal Bond Fund
As of June 30, 2001
(Unaudited)

                                                      Value
 PRINCIPAL AMOUNT (000's)                           (000's)
------------------------------------------------------------
 CASH EQUIVALENTS--0.0%

  $3 Federated Tax-Exempt Money Market Fund, Inc.   $     3
                                                    -------
 TOTAL CASH EQUIVALENTS                                   3
                                                    -------
 TOTAL INVESTMENTS--105.0%                           15,994

 Other Assets, less Liabilities                        (769)
                                                    -------
 NET ASSETS                                         $15,225
                                                    =======

+ Prerefunded bonds are collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio and the percentage of the portfolio they guarantee at the period end are as follows:

   Municipal Bond Investors Assurance Corp. [MBIA]   4.6%
   Financial Guaranty Insurance Corp. [FGIC]        13.3
   AMBAC Indemnity Corp. [AMBAC]                    15.3
   Financial Security Assurance, Inc. [FSA]          5.2
   Texas Permanent School Fund [PSF]                 2.4
                                                    ----
                                                    40.8%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Money Market Fund
As of June 30, 2001



[PHOTO] Lesley Fox

The SAFECO Money Market Fund outperformed its peer funds for the six and 12 months ending June 30, 2001. The Fund's returns were 2.34% and 5.46% respectively. Lipper money fund averages for the same periods were 2.23% and 5.26%, respectively. The Fund's 12-month return was also higher than the 3.2% year-over-year increase in the Consumer Price Index.

The six cuts in the Federal Funds overnight rate this year have significantly lowered money market rates. However, our Fund continued to benefit by the relatively high yields of longer securities we purchased in 2000 and by its higher-yielding split-rated paper (commercial paper with at least two top ratings but one or more second-tier ratings).

Maintaining a longer-than-average maturity also helped the fund outperform. During the period, the money market yield curve (a graphic depiction of the difference in yields from shortest to longest maturity) overcame its inversion to become slightly positively sloped. When the curve normalized, I made selective purchases in the 12- to 13-month area. This kept our average maturity somewhat longer than comparable money market funds. We were 65 days at June 30, compared to approximately 59 days for the average fund according to IBC Donoghue.

At June 30, net assets were 36% in floating-rate notes (of those notes 25% were weekly-reset floating rate securities) and 64% in fixed-rate securities. I continue to favor fixed-rate notes over floating-rate notes, as the floaters continue to reset at lower rates.

We will continue to lock in longer, higher rates as we can. Although they are likely nearing the end of this easing cycle, the Fed may ease again before the end of 2001.

Lesley Fox

Lesley Fox joined SAFECO Asset Management in April 2000 as a portfolio manager. She spent the previous five years managing $3.5 billion in short-term funds for King County. Ms. Fox earned her MBA, Finance, at George Washington University.

PERFORMANCE OVERVIEW--NO-LOAD CLASS
-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*    1 Year    5 Year   10 Year
-------------------------------------------------------------------------------
SAFECO Money Market Fund                 2.34%        5.46%     5.07%     4.48%
Lipper, Inc. (Money Market Funds)        2.23%        5.26%     4.97%     4.54%
*Not Annualized
-------------------------------------------------------------------------------
   Weighted Average Maturity........   65 Days

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Money Market Fund
As of June 30, 2001
(Unaudited)

                                                        Value
 PRINCIPAL AMOUNT (000's)                             (000's)
-------------------------------------------------------------
 COMMERCIAL PAPER--36.4%

 Automobile Manufacturers--2.3%
 $ 2,000   Hyundai Motors Co., Ltd.                   $ 1,995
           3.80%, due 7/23/01
   3,600   Hyundai Motors Co., Ltd.                     3,596
           3.92%, due 7/13/01

 Banks--5.0%
  11,900   UBS Finance, Inc.                           11,900
           4.14%, due 7/02/01

 Consumer Finance--5.0%
   6,000   Cafco                                        5,982
           3.72%, due 7/31/01
   6,000   Dorada Finance, Inc.                         5,971
           4.00%, due 8/14/01

 Diversified Financial Services--16.6%
   6,000   Apreco, Inc.                                 5,977
           4.01%, due 8/06/01
  11,900   BP Amoco Capital                            11,900
           4.14%, due 7/02/01
   5,000   General Electric Capital Corp.               4,998
           3.95%, due 7/05/01
   5,000   Moat Funding LLC                             4,989
           3.80%, due 7/23/01
  11,900   Receivables Capital Corp.                   11,878
           3.77%, due 7/20/01

 Household Appliances--2.1%
   5,000   Stanley Works, Inc.                          4,987
           3.74%, due 7/27/01

 Real Estate Management & Development--2.5%
   6,000   Homeside Lending, Inc.                       5,999
           4.10%, due 7/03/01

 Trucking--2.9%
   2,000   Cooperative Association of Tractor Dealers   1,995
           3.78%, due 7/27/01
   5,000   Cooperative Association of Tractor Dealers   4,928
           4.00%, due 11/09/01
                                                      -------
 TOTAL COMMERCIAL PAPER                                87,095
                                                      -------

 CORPORATE BONDS--43.7%

 Banks--0.8%
   1,000   Boatmen's Bancshares                         1,009
           9.25%, due 11/01/01
   1,000   First Chicago                                1,010
           9.25%, due 11/15/01

 Brewers--1.7%
   3,980   New Belgium Brewery Co.                      3,980
           3.95%, due 7/01/15 Put Date 7/05/01

 Consumer Finance--18.6%
   2,500   Countrywide Funding Corp.                    2,502
           7.72%, due 8/09/01
   5,450   Countrywide Funding Corp.                    5,667
           8.25%, due 7/15/02
   3,800   Countrywide Home Loans, Inc.                 3,813
           6.58%, due 9/21/01
   6,000 # Dorada Finance, Inc. (144A)                  6,000
           7.10%, due 7/24/01 (aquired 7/19/00)
   5,000   Ford Motor Credit Co.                        5,004
           5.125%, due 10/15/01
   5,000   Ford Motor Credit Co.                        5,023
           7.00%, due 9/25/01
   2,000   Ford Motor Credit Co.                        2,040
           8.20%, due 2/15/02
   4,000   General Motors Acceptance Corp.              4,001
           5.56875%, due 11/30/01
   7,000   General Motors Acceptance Corp.              7,057
           6.75%, due 2/07/02
   1,000   General Motors Acceptance Corp.              1,018
           9.625%, due 12/15/01
   2,500   MBNA American Bank                           2,500
           4.49875%, due 8/07/01

 Diversified Financial Services--13.5%
   4,800   CIT Group, Inc. 5.50%, due 10/15/01          4,786
   7,000   CIT Group, Inc. 6.50%, due 6/14/02           7,134
   1,100   Donaldson Lufkin & Jenrette, Inc.            1,109
           5.875%, due 4/01/02
   8,000 # Goldman Sachs Group, Inc. (144A)             8,000
           4.16%, due 7/15/02 (acquired 6/15/01)
   4,000   Lehman Brothers Holdings, Inc.               4,107
           8.875%, due 3/01/02
   1,500   Merrill Lynch & Co., Inc. (Series B)         1,498
           6.07%, due 10/15/01
   2,840   Merrill Lynch Mortgage Investors, Inc.       2,840
           6.68%, due 11/27/01
   2,750 # Textron Financial Corp. (144A)               2,770
           5.84%, due 2/19/02 (aquired 4/27/00)

 General Merchandise Stores--3.3%
   8,000   Racetrac Capital, LLC                        8,000
           3.82%, due 4/01/18 Put Date 7/04/01

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Money Market Fund
As of June 30, 2001
(Unaudited)


                                                                        Value
 PRINCIPAL AMOUNT (000's)                                             (000's)
-----------------------------------------------------------------------------
 Hotels--1.2%
 $ 2,905 Smuggler's Notch Management Co.                                2,905
         3.95%, due 9/01/15 Put Date 7/05/01
 Life & Health Insurance--4.6%
  11,000 First Allamerica Financial                                  $ 11,000
         4.37875%, due 8/05/04 Put Date 8/05/01
                                                                     --------
 TOTAL CORPORATE BONDS                                                104,772
                                                                     --------

 MUNICIPAL BONDS--19.1%

 Diversified Commercial Services--0.8%
   2,000 Wake Forest University                                         2,000
         3.82%, due 7/01/17 Put Date 7/04/01

 Health Care Distributors & Services--3.5%
   8,100 New Hampshire Business Finance Authority Revenue               8,100
         3.85%, due 6/01/28 Put Date 7/05/01

 Homebuilding--4.1%
   1,000 Breckenridge Terrace LLC Tax Revenue 3.8013%, due 5/01/39      1,000
         Put Date 7/05/01
   2,000 Eagle County Colorado Housing Facilities Revenue               2,000
         3.801%, due 5/01/39 Put Date 7/02/01
   6,833 Summer Station Apartments, LLC                                 6,833
         3.82%, due 6/01/19 Put Date 7/04/01

 Hotels--1.6%
   3,885 Tenderfoot Seasonal Housing Facilities Revenue                 3,885
         3.801%, due 7/01/35 Put Date 7/05/01

 Managed Health Care--9.2%
   3,650 Maryland Health and Higher Education Facilities Authority      3,650
         Revenue (University of Maryland Medical System)
         3.85%, due 7/01/29 Put Date 7/02/01
   6,120 Maryland Health and Higher Education Facilities Authority      6,120
         Revenue 3.85%, due 1/01/28 Put Date 7/04/01
   5,000 Presbyterian Homes & Services                                  5,000
         3.85%, due 12/01/28 Put Date 7/05/01
   7,300 Village Green Finance Co.                                      7,300
         3.82%, due 11/01/22 Put Date 7/04/01
                                                                     --------
 TOTAL MUNICIPAL BONDS                                                 45,888
                                                                     --------

 CASH EQUIVALENTS--0.3%

 Investment Companies
     663 AIM Short-Term Investments Co. Liquid Assets Money Market        663
         Portfolio (Institutional Shares)
                                                                     --------
 TOTAL CASH EQUIVALENTS                                                   663
                                                                     --------
 TOTAL INVESTMENTS--99.5%                                             238,419
                                                                     --------

 Other Assets, less Liabilities                                         1,014
                                                                     --------
 NET ASSETS                                                          $239,433
                                                                     ========

If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/01. These rates change periodically based on specified market rate or indices.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $16,770,204 and the total value is 7.0% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Report From the Fund Manager
SAFECO Tax-Free Money Market Fund
As of June 30, 2001


[PHOTO] Mary V. Metastasio

The SAFECO Tax-Free Money Market Fund returned 1.44% for the six months and 3.27% for the year ending June 30, 2001. The Fund began 2001 with a seven-day average yield of 3.96%, and was yielding 2.30% at mid-year.

Short-term, tax-exempt rates have fallen steadily over the past six months. The drop on notes has been precipitous, about 1.4%. The downward path of variable rate demand option bonds (VRDOs), which are more volatile, has looked like a frenetic hop on a gentle slope.

Supply of put bonds has been constrained as adjustable-rate programs are being replaced with new bonds issued to take advantage of low long-term rates. Derivative issuance has struggled to fill the supply void as demand overall has increased. Total assets in tax-free money market funds are near record highs at $247.4 billion, up from $199.6 billion at the end of 1999, according to IBC/Donoghue.

Because of lack of supply, our allocation to VDROs has increased relative to the longer put bonds. On June 30, 72% of net assets was invested in VRDOs, 23% in put bonds, and 5% in municipal notes. As a result, our average days to maturity had fallen to 39 on June 30. This compares to 57 at March 31 and 49 at January 1. This has not yet hurt performance, as the VRDOs volatility has provided some pops in yield. However we feel it is preferable to lock in yields for longer periods of time. Consequently, we will do our best to beef up the longer end of the portfolio with put bonds purchased at attractive levels.

We will continue to use a barbell approach, holding significant quantities of the shorter VRDOs and the longer put bonds, and very little in between.

Mary V. Metastasio

Mary V. Metastasio joined SAFECO's investment department in 1985 as a municipal bond analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a BA in dramatic arts from Whitman College and an MBA from the University of Washington. Metastasio is a past chairman of the National Federation of Municipal Analysts. She is a vice president of SAFECO Asset Management Company.

Performance Overview & Highlights
SAFECO Tax-Free Money Market Fund

NO-LOAD CLASS
-------------------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001                      Six Month*     1 Year    5 Year    10 Year
-------------------------------------------------------------------------------------------
SAFECO Tax-Free Money Market Fund                 2.34%          3.27%     3.09%     2.99%
Lipper, Inc. (Tax-Exempt Money Market Funds       2.23%          3.25%     3.04%     2.90%
* Not Annualized
-------------------------------------------------------------------------------------------

Weighted Average Maturity....................  39 days

------------------------------------------------------
         SAFECO Tax-Free Money Market Fund*

Actual 7-day Yield                              2.30

Tax-Equivalent Yield                            2.71

Tax-Equivalent Yield                            3.19

Tax-Equivalent Yield                            3.33

Tax-Equivalent Yield                            3.59

Tax-Equivalent Yield                            3.81

------------------------------------------------------
            Three-Month Treasury Bill**

Taxable Yield                                   3.62

------------------------------------------------------

                    Tax Brackets
------------------------------------------------------
15%         28%         31%          36%        39.6%

* Represents the SAFECO Tax-Free Money Market Fund actual 7-day yield on June 30, 2001, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons may vary with market conditions.

** Represents the Three-Month Treasury Bill Yield on June 30, 2001.


SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Tax-Free Money Market Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 PRINCIPAL AMOUNT (000's)                                               (000's)
-------------------------------------------------------------------------------
 MUNICIPAL BONDS--99.4%

 Alaska--5.8%
 $2,000 Alaska Housing Finance Corp.                                     $2,000
        Series B
        2.75%, due 12/01/30 Put Date 7/04/01
  2,275 Alaska Industrial Development and Export Authority Revenue        2,275
        3.50%, due 7/01/01

 Arizona--2.4%
  1,000 Apache County Industrial Development Revenue (Tucson Electric     1,000
        Power Co.) 2.625%, due 12/15/18 Put Date 7/02/01
    800 Pima County Industrial Development Authority Revenue (Tucson        800
        Electric Power Co.)
        2.625%, due 12/01/22 Put Date 7/05/01

 California--3.4%
  1,460 Regional Airports Improvement Revenue (American Airlines,         1,460
        Inc.) Series E
        3.30%, due 12/01/24 Put Date 7/02/01
  1,100 Regional Airports Improvement Revenue (American Airlines,         1,100
        Inc.) 3.30%, due 12/01/25 Put Date 7/02/01

 Colorado--9.7%
  1,000 Castle Rock Metropolitan District No. 7 3.45%, due 12/01/30       1,000
        Put Date 12/01/01
  1,380 Dove Valley Metropolitan District (Arapahoe County)               1,380
        4.40%, due 5/01/20 Put Date 11/01/01
  1,000 Holland Creek Metropolitan District Revenue                       1,000
        3.10%, due 6/01/41 Put Date 7/05/01
  1,335 Moffat County CO Pollution Control Revenue                        1,335
        3.05%, due 7/01/10 Put Date 7/04/01
  1,500 NBC Metropolitan District                                         1,500
        4.45%, due 12/01/30 Put Date 12/03/01
  1,000 Tower Metropolitan District                                       1,000
        3.35%, due 12/01/30 Put Date 12/01/01

 District of Columbia--1.3%
  1,000 District of Columbia Revenue (George Washington University)       1,000
        Series B
        2.70%, due 9/15/29 Put Date 7/04/01

 Georgia--3.9%
  2,905 Marietta Housing Authority Multifamily Revenue                    2,905
        4.15%, due 1/15/09 Put Date 1/15/02

 Illinois--15.1%
  2,920 Chicago O'Hare International Airport Revenue Series A             2,920
        2.50%, due 1/01/15 Put Date 7/04/01
    740 Chicago O'Hare International Airport Revenue Series B               740
        2.50%, due 1/01/15 Put Date 7/04/01
  1,170 Illinois Development Finance Authority Revenue (Countryside       1,170
        Montessori Schools)
        2.72%, due 6/01/17 Put Date 7/05/01
  3,700 Illinois Health Facilities Authority Revenue (Swedish             3,700
        Covenant Hospital) 2.75%, due 8/01/25 Put Date 7/04/01
  2,700 Jackson-Union Regional Port District Revenue                      2,700
        2.75%, due 4/01/24 Put Date 7/04/01

 Iowa--6.9%
  2,000 Iowa Finance Authority Revenue (Wheaton Franciscan Services)      2,000
        2.65%, due 8/15/24 Put Date 7/04/01
  1,000 Iowa School Corporations Warrent Certificates (Series A)          1,010
        3.75%, due 6/21/02
  1,000 Iowa School Corporations Warrent Certificates (Series B)          1,005
        3.875%, due 1/30/02
  1,095 Polk County Hospital Equipment and Improvement Revenue            1,095
        2.90%, due 12/01/05 Put Date 7/04/01

 Kentucky--2.7%
  2,000 Clark County Kentucky Pollution Control Revenue                   2,000
        3.25%, due 10/15/14 Put Date 10/15/01

 Louisiana--6.1%
  2,500 Ascension Parish Pollution Control Revenue (Borden, Inc.)         2,500
        2.65%, due 12/01/09 Put Date 7/04/01
  2,000 Louisiana Public Facilities Authority Revenue                     2,000
        2.76%, due 12/01/13 Put Date 7/05/01

 Maryland--5.5%
  3,805 Maryland Health and Higher Education Facilities Authority         3,805
        Revenue (Mercy Ridge)
        2.80%, due 4/01/31 Put Date 7/05/01

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Tax-Free Money Market Fund
As of June 30, 2001
(Unaudited)


                                                                         Value
 PRINCIPAL AMOUNT (000's)                                              (000's)
------------------------------------------------------------------------------
 Maryland--(continued)
 $ 300 Montgomery County MD Industrial Development Revenue              $  300
       (Information Systems and Networks)
       3.20%, due 4/01/14 Put Date 7/02/01

 Nebraska--2.3%
 1,710 Nebraska Educational Finance Authority (Creighton University)     1,707
       Series A
       3.55%, due 9/01/01

 Oklahoma--3.9%
 1,880 Oklahoma Water Resources Revenue Board State Loan Program         1,880
       4.30%, due 9/01/32 Put Date 9/01/01
 1,000 Oklahoma Water Resources Revenue Board State Loan Program         1,000
       Series A 4.30%, due 9/01/23 Put Date 9/01/01

 Pennsylvania--2.8%
 2,080 Washington County Authority Lease Revenue (Higher Education       2,080
       Pooled Equipment Leasing Project)
       2.85%, due 11/01/05 Put Date 7/04/01

 Tennessee--4.7%
 3,500 Hamilton County Industrial Development Revenue (Komatsu           3,500
       American Manufacturing Corp.)
       3.92%, due 11/01/05 Put Date 7/04/01

 Texas--13.8%
 3,500 ABN AMRO Munitops Certificates Trust 2.79%, due 3/07/07 Put       3,500
       Date 7/04/01
 2,000 ABN AMRO Munitops Certificates Trust 4.35%, due 2/06/08 Put       2,000
       Date 7/25/01
   800 Grapevine Industrial Development Corporation Revenue (Series        800
       B4)
       3.25%, due 12/01/24 Put Date 7/02/01
   300 Grapevine Industrial Development Revenue (American Airlines,        300
       Inc.)
       Series B2
       3.25%, due 12/01/24 Put Date 7/02/01
 1,000 Harris County Housing Finance Corp. Multifamily Housing           1,000
       Revenue (Arbor II, Ltd. Project)
       4.40%, due 10/01/05 Put Date 10/01/01
   500 Loan Star Airport Improvement Authority Revenue Series A4           500
       3.30%, due 12/01/14 Put Date 7/02/01
   200 Lone Star Airport Improvement Authority Revenue Series A3           200
       3.30%, due 12/01/14 Put Date 7/02/01
 1,140 Montgomery County TX Industrial Development Corp. (Medical        1,140
       Manufacturing Partners Project)
       3.15%, due 8/01/17 Put Date 7/05/01
   810 Texas Higher Education Authority (Series B)                         810
       2.80%, due 12/01/25 Put Date 7/04/01

 Washington--6.8%
 1,500 Richland Golf Enterprise Revenue 2.75%, due 12/01/21 Put Date     1,500
       7/04/01
 1,550 Washington State Housing Finance Commission Housing Revenue       1,550
       (Pioneer Human Services)
       2.80%, due 7/01/11 Put Date 7/05/01
 2,015 Washington State Housing Finance Commission Revenue (YMCA         2,015
       Snohomish County)
       3.25%, due 8/01/19 Put Date 7/02/01

 Wyoming--2.3%
 1,725 Rock Springs Industrial Development Revenue (Safeway, Inc.        1,725
       Project)
       3.45%, due 3/01/02 Put Date 9/01/01
                                                                       -------
 TOTAL MUNICIPAL BONDS                                                  73,907
                                                                       -------
 CASH EQUIVALENTS--0.3%
   188 Federated Tax-Exempt Money Market Fund, Inc.                        188
                                                                       -------
 TOTAL CASH EQUIVALENTS                                                    188
                                                                       -------
 TOTAL INVESTMENTS--99.7%                                               74,095

 Other Assets, less Liabilities                                            232
                                                                       -------
 NET ASSETS                                                            $74,327
                                                                       =======


If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/2001. These rates change periodically based on specified market rate or indices.

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Statements of Assets and Liabilities
As of June 30, 2001
(Unaudited)

                                                                  SAFECO
                                               SAFECO  Intermediate-Term  SAFECO
                                           High-Yield      U.S. Treasury    GNMA
 (In Thousands, Except Per-Share Amounts)   Bond Fund               Fund    Fund
---------------------------------------------------------------------------------
 Assets
  Investments, at Cost                       $ 52,205            $21,373 $42,765
                                             ========            ======= =======
  Investments, at Value                      $ 49,024            $21,538 $43,569
  Collateral for Securities Loaned, at
   Fair Value                                   9,743                  -       -
  Receivables:
   Investment Securities Sold                   1,657                  -       -
   Trust Shares Sold                               12                  -       -
   Interest                                     1,182                409     275
   Receivable From Advisor                          8                  5       3
                                             --------            ------- -------
    Total Assets                               51,883             21,952  43,847
 Liabilities
 Payables:
  Investment Securities Purchased                 801                  -   2,444
  Payable Upon Return of Securities Loaned      9,743                  -       -
  Notes Payable                                     -                  -       -
  Dividends                                       430                 85     205
  Investment Advisory Fees                         29                 11      20
  Accrued Expenses                                 40                 21      25
                                             --------            ------- -------
    Total Liabilities                          11,043                117   2,694
                                             --------            ------- -------
 Net Assets                                  $ 50,583            $21,835 $41,153
                                             ========            ======= =======
  No-Load Class:
   Net Assets                                $ 48,522            $19,887 $40,866
   Trust Shares Outstanding                     7,158              1,905   4,344
                                             --------            ------- -------
   Net Asset Value, Offering Price, and
    Redemption Price Per Share               $   6.78            $ 10.44 $  9.41
                                             ========            ======= =======
  Class A:
   Net Assets                                $  1,004            $ 1,133 $   146
   Trust Shares Outstanding                       148                108      15
                                             --------            ------- -------
   Net Asset Value and Redemption Price
    Per Share                                $   6.78            $ 10.45 $  9.41
                                             ========            ======= =======
   Maximum Offering Price Per Share (Net
    Asset Value Plus Sales Charge of 4.5%)   $   7.10            $ 10.94 $  9.85
                                             ========            ======= =======
  Class B:
   Net Assets                                $    961            $   815 $   141
   Trust Shares Outstanding                       142                 78      15
                                             --------            ------- -------
   Net Asset Value and Offering Price Per
    Share                                    $   6.78            $ 10.45 $  9.41
                                             ========            ======= =======
  Class C:
   Net Assets                                $     96                  -       -
   Trust Shares Outstanding                        14
                                             --------
   Net Asset Value and Offering Price Per
    Share                                    $   6.78
                                             ========
---------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)             $ 68,080            $21,809 $43,350
   Distributable Earnings                     (17,497)                26  (2,197)
                                             --------            ------- -------
 Net Assets                                  $ 50,583            $21,835 $41,153
                                             ========            ======= =======
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                            SAFECO           SAFECO                         SAFECO     SAFECO
                                           Managed       California    SAFECO    Intermediate-Term      Money             SAFECO
                                              Bond  Tax-Free Income Municipal       Municipal Bond     Market     Tax-Free Money
                                              Fund             Fund Bond Fund                 Fund       Fund        Market Fund
--------------------------------------------------------------------------------------------------------------------------------
Assets
 Investments, at Cost                       $8,073          $82,848  $474,312              $15,390   $238,419            $74,095
                                            ======          =======  ========              =======   ========            =======
 Investments, at Value                      $8,133          $88,880  $523,542              $15,994   $238,419            $74,095
 Collateral for Securities Loaned, at
  Fair Value                                   325                -         -                    -          -                  -
 Receivables:
  Investment Securities Sold                     -                -         -                  317          -                  -
  Trust Shares Sold                              -                -        10                    -          -                  -
  Interest                                     110            1,391     8,497                  221      1,948                439
  Receivable From Advisor                       10                -         -                    1         35                  -
                                            ------          -------  --------              -------   --------            -------
   Total Assets                              8,253           90,271   532,049               16,533    240,402             74,534
Liabilities
Payables:
 Investment Securities Purchased                 -                -         -                1,039          -                  -
 Payable Upon Return of Securities Loaned      325                -         -                    -          -                  -
 Notes Payable                                   -                -         -                  195          -                  -
 Dividends                                      38              345     2,240                   53        764                149
 Investment Advisory Fees                        3               39       214                    7        101                 32
 Accrued Expenses                               19               28        48                   14        104                 26
                                            ------          -------  --------              -------   --------            -------
   Total Liabilities                           385              412     2,502                1,308        969                207
                                            ------          -------  --------              -------   --------            -------
Net Assets                                  $8,193          $89,859  $529,547              $15,225   $239,433            $74,327
                                            ======          =======  ========              =======   ========            =======
 No-Load Class:
  Net Assets                                $6,623          $88,008  $527,294              $15,225   $233,648            $74,327
  Trust Shares Outstanding                     795            7,163    37,573                1,400    233,648             74,327
                                            ------          -------  --------              -------   --------            -------
  Net Asset Value, Offering Price, and
   Redemption Price Per Share               $ 8.33          $ 12.29  $  14.03              $ 10.87   $   1.00            $  1.00
                                            ======          =======  ========              =======   ========            =======
 Class A:
  Net Assets                                $  716          $   632  $  1,105                    -   $  4,538                  -
  Trust Shares Outstanding                      86               52        79                           4,538
                                            ------          -------  --------                        --------
  Net Asset Value and Redemption Price
   Per Share                                $ 8.32          $ 12.30  $  14.04                        $   1.00
                                            ======          =======  ========                        ========
  Maximum Offering Price Per Share (Net
   Asset Value Plus Sales Charge of 4.5%)   $ 8.71          $ 12.88  $  14.70                        $      -
                                            ======          =======  ========                        ========
 Class B:
  Net Assets                                $  854          $ 1,219  $  1,148                    -   $  1,137                  -
  Trust Shares Outstanding                     103               99        82                           1,137
                                            ------          -------  --------                        --------
  Net Asset Value and Offering Price Per
   Share                                    $ 8.31          $ 12.29  $  14.02                        $   1.00
                                            ======          =======  ========                        ========
 Class C:
  Net Assets                                     -                -         -                    -   $    110                  -
  Trust Shares Outstanding                                                                                110
                                                                                                     --------
  Net Asset Value and Offering Price Per
   Share                                                                                             $   1.00
                                                                                                     ========
--------------------------------------------------------------------------------------------------------------------------------
Analysis of Net Assets:
  Paid in Capital (Par Value $.001,
   Unlimited Shares Authorized)             $8,428          $85,924  $482,573              $14,572   $239,433            $74,327
  Distributable Earnings                      (235)           3,935    46,974                  653          -                  -
                                            ------          -------  --------              -------   --------            -------
Net Assets                                  $8,193          $89,859  $529,547              $15,225   $239,433            $74,327
                                            ======          =======  ========              =======   ========            =======
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Six-Month Period Ended June 30, 2001
(Unaudited)


                                                                SAFECO
                                             SAFECO  Intermediate-Term  SAFECO
                                         High-Yield      U.S. Treasury    GNMA
 -(In Thousands)-                         Bond Fund               Fund    Fund
-------------------------------------------------------------------------------
 Investment Income
 Dividends                                  $   121              $   -  $    -
 Interest                                     2,930                602   1,378
 Income from Securities Loaned, net               4                  -       -
                                            -------              -----  ------
  Total Investment Income                     3,055                602   1,378
 Expenses
 Investment Advisory                            200                 58     109
 Fund Accounting and Administration              28                 10      18
 Transfer Agent
  --No-Load                                      65                 17      31
  --Class A                                       2                  1       -
  --Class B                                       2                  1       -
 Shareholder Service
  --Class A                                       1                  1       -
  --Class B                                       1                  1       -
 Distribution--Class B                            4                  3       -
 Legal and Auditing                              11                 11      11
 Custodian                                        5                  2       3
 Registration                                    20                 14      17
 Reports to Shareholders                         10                  3       4
 Trustees                                         4                  4       4
 Loan Interest                                    9                  -       -
 Other                                            2                  2       4
                                            -------              -----  ------
  Total Expenses Before Expense
  Reimbursement                                 364                128     201
 Expense Reimbursement From Advisor
  --No-Load                                     (22)               (19)    (13)
  --Class A                                      (1)                (2)      -
  --Class B                                      (1)                (1)      -
                                            -------              -----  ------
  Total Expenses After Expense
  Reimbursement                                 340                106     188
                                            -------              -----  ------
 Net Investment Income                        2,715                496   1,190
 Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
 Investments                                 (8,025)               462     106
 Net Change in Unrealized Appreciation
 (Depreciation)                               4,507               (556)    117
                                            -------              -----  ------
 Net Gain (Loss) on Investments              (3,518)               (94)    223
                                            -------              -----  ------
 Net Change in Net Assets Resulting
 from Operations                            $  (803)             $ 402  $1,413
                                            =======              =====  ======
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                      SAFECO
                                                         SAFECO                                                         Tax-
                                            SAFECO   California                               SAFECO      SAFECO        Free
                                           Managed     Tax-Free         SAFECO     Intermediate-Term       Money       Money
                                              Bond       Income      Municipal        Municipal Bond      Market      Market
                                              Fund         Fund      Bond Fund                  Fund        Fund        Fund
----------------------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends                                    $  -      $     -        $     -                  $  -      $    -      $    -
 Interest                                      258        2,457         14,263                   371       6,649       1,352
 Income from Securities Loaned, net              -            -              -                     -           -           -
                                              ----      -------        -------                  ----      ------      ------

  Total Investment Income                      258        2,457         14,263                   371       6,649       1,352
 Expenses
 Investment Advisory                            20          230          1,206                    37         607         185
 Fund Accounting and Administration              4           41            120                     7          94          33
 Transfer Agent--No-Load                         7           36            135                     5         323          24
  --Class A                                      1            -              1                     -           7           -
  --Class B                                      1            1              1                     -           2           -
 Shareholder Service
  --Class A                                      1            1              1                     -           -           -
  --Class B                                      1            1              1                     -           -           -
 Distribution--Class B                           3            4              3                     -           -           -
 Legal and Auditing                             11           14              9                    11          14          12
 Custodian                                       2            6             19                     3          11           6
 Registration                                   14            3             18                     5          37           8
 Reports to Shareholders                         3            5             15                     1          39           3
 Trustees                                        3            4              6                     3           4           4
 Loan Interest                                   -            8              -                     -           -           -
 Other                                           3            5             62                     1          15           6
                                              ----      -------        -------                  ----      ------      ------
  Total Expenses Before Expense
  Reimbursement                                 74          359          1,597                    73       1,153         281
 Expense Reimbursement From Advisor
  --No-Load                                    (26)           -              -                    (6)       (174)          -
  --Class A                                     (3)           -              -                     -          (6)          -
  --Class B                                     (4)           -              -                     -          (1)          -
                                              ----      -------        -------                  ----      ------      ------
  Total Expenses After Expense
  Reimbursement                                 41          359          1,597                    67         972         281
                                              ----      -------        -------                  ----      ------      ------
 Net Investment Income                         217        2,098         12,666                   304       5,677       1,071
 Net Realized and Unrealized Gain
 (Loss) on Investments
 Net Realized Gain (Loss) on
 Investments                                    60          505            337                    49           -           -
 Net Change in Unrealized Appreciation
 (Depreciation)                                (41)      (1,760)         1,787                    95           -           -
                                              ----      -------        -------                  ----      ------      ------
 Net Gain (Loss) on Investments                 19       (1,255)         2,124                   144           -           -
                                              ----      -------        -------                  ----      ------      ------
 Net Change in Net Assets Resulting
 from Operations                              $236      $   843        $14,790                  $448      $5,677      $1,071
                                              ====      =======        =======                  ====      ======      ======
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
(Unaudited)


                                                         SAFECO
                                     SAFECO   Intermediate-Term
                                 High-Yield       U.S. Treasury       SAFECO GNMA
                                  Bond Fund                Fund              Fund
                              -----------------------------------------------------
 -(In Thousands)-             2001*   2000**     2001*    2000**    2001*   2000**
-----------------------------------------------------------------------------------
 Operations
 Net Investment Income      $     -  $ 5,387  $    496  $  1,055  $ 1,190  $ 2,379
 Net Realized Gain (Loss)
  on Investments                  -   (4,090)      462      (320)     106     (656)
 Net Change in Unrealized
  Appreciation
  (Depreciation)                  -   (5,011)     (556)    1,272      117    1,633
                            -------  -------  --------  --------  -------  -------
 Net Change in Net Assets
  Resulting from
  Operations                   (803)  (3,714)      402     2,007    1,413    3,356
 Distributions to
  Shareholders From:
    Net Investment Income
      No-Load Class          (2,655)  (5,184)     (456)     (974)  (1,192)  (2,371)
      Class A                   (51)    (107)      (24)      (50)      (3)      (4)
      Class B                   (40)     (91)      (14)      (31)      (4)      (4)
      Class C                    (4)      (5)        -         -        -        -
    Net Realized Gain on
     Investments
      No-Load Class               -        -         -         -        -        -
      Class A                     -        -         -         -        -        -
      Class B                     -        -         -         -        -        -
      Class C                     -        -         -         -        -        -
                            -------  -------  --------  --------  -------  -------
    Total                    (2,750)  (5,387)     (494)   (1,055)  (1,199)  (2,379)
 Net Trust Share
  Transactions               (2,635) (10,314)    1,219    (1,080)   3,131   (2,618)
                            -------  -------  --------  --------  -------  -------
 Total Change in Net
  Assets                     (6,188) (19,415)    1,127      (128)   3,345   (1,641)
 Net Assets at Beginning
  of Period                  56,771   76,186    20,708    20,836   37,808   39,449
                            -------  -------  --------  --------  -------  -------
 Net Assets at End of
  Period                    $50,583  $56,771  $ 21,835  $ 20,708  $41,153  $37,808
                            =======  =======  ========  ========  =======  =======
-----------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income          $ 2,750  $ 5,387  $    494  $  1,055  $ 1,199  $ 2,379
   Tax-Exempt Income              -        -         -         -        -        -
   Long-term Capital Gains        -        -         -         -        -        -
                            -------  -------  --------  --------  -------  -------
      Total                 $ 2,750  $ 5,387  $    494  $  1,055  $ 1,199  $ 2,379
                            =======  =======  ========  ========  =======  =======
-----------------------------------------------------------------------------------

 *  For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                 SAFECO                                SAFECO                              SAFECO
                              SAFECO         California              SAFECO     Intermediate-             SAFECO         Tax-Free
                             Managed           Tax-Free           Municipal    Term Municipal              Money            Money
                           Bond Fund        Income Fund           Bond Fund         Bond Fund        Market Fund      Market Fund
                       ------------------------------------------------------------------------------------------------------------
                        2001*  2000**    2001*    2000**     2001*    2000**    2001*   2000**    2001*    2000**   2001*   2000**
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net Investment Income  $  217  $  451  $ 2,098  $  4,437  $ 12,666  $ 25,018  $   304  $   591 $  5,677  $ 13,599 $ 1,071  $ 2,593
Net Realized Gain
 (Loss) on Investments     60     (82)     505    (1,560)      337      (993)      49       11        -         -       -        -
Net Change in
 Unrealized
 Appreciation
 (Depreciation)           (41)    440   (1,760)   12,908     1,787    39,147       95      383        -         -       -        -
                       ------  ------  -------  --------  --------  --------  -------  ------- --------  -------- -------  -------
Net Change in Net
 Assets Resulting
 from Operations          236     809      843    15,785    14,790    63,172      448      985    5,677    13,599   1,071    2,593
Distributions to
 Shareholders From:
   Net Investment
    Income
     No-Load Class       (181)   (382)  (2,063)   (4,369)  (12,623)  (24,979)    (304)    (591)  (5,532)  (13,338) (1,071)  (2,593)
     Class A              (17)    (30)     (14)      (30)      (25)      (41)       -        -     (117)     (213)      -        -
     Class B              (19)    (39)     (21)      (38)      (16)      (34)       -        -      (25)      (44)      -        -
     Class C                -       -        -         -         -         -        -        -       (3)       (4)      -        -
   Net Realized Gain
    on Investments
     No-Load Class          -       -        -         -         -         -        -      (12)       -         -       -        -
     Class A                -       -        -         -         -         -        -        -        -         -       -        -
     Class B                -       -        -         -         -         -        -        -        -         -       -        -
     Class C                -       -        -         -         -         -        -        -        -         -       -        -
                       ------  ------  -------  --------  --------  --------  -------  ------- --------  -------- -------  -------
   Total                 (217)   (451)  (2,098)   (4,437)  (12,664)  (25,054)    (304)    (603)  (5,677)  (13,599) (1,071)  (2,593)
Net Trust Share
 Transactions             933  (1,395) (15,725)    8,170    25,852    (9,067)   1,185   (1,093)  (8,136)    7,110     393   (3,389)
                       ------  ------  -------  --------  --------  --------  -------  ------- --------  -------- -------  -------
Total Change in Net
 Assets                   952  (1,037) (16,980)   19,518    27,978    29,051    1,329     (711)  (8,136)    7,110     393   (3,389)
Net Assets at
 Beginning of Period            7,241    8,278   106,839    87,321   501,569  472,518    13,896  14,607   247,569 240,459   73,934
                       ------  ------  -------  --------  --------  --------  -------  ------- --------  -------- -------  -------
Net Assets at End of
 Period                $8,193  $7,241  $89,859  $106,839  $529,547  $501,569  $15,225  $13,896 $239,433  $247,569 $74,327  $73,934
                       ======  ======  =======  ========  ========  ========  =======  ======= ========  ======== =======  =======
-----------------------------------------------------------------------------------------------------------------------------------
Tax Character of
 Distributions Paid:
  Ordinary Income      $  217  $  451  $     -  $      -  $      -  $     36  $     -  $     - $  5,677  $ 13,599 $ 1,071  $ 2,593
  Tax-Exempt Income         -       -    2,098     4,437    12,664    25,018      304      591        -         -       -        -
  Long-term Capital
   Gains                    -       -        -         -         -         -        -       12        -         -       -        -
                       ------  ------  -------  --------  --------  --------  -------  ------- --------  -------- -------  -------
     Total             $  217  $  451  $ 2,098  $  4,437  $ 12,664  $ 25,054  $   304  $   603 $  5,677  $ 13,599 $ 1,071  $ 2,593
                       ======  ======  =======  ========  ========  ========  =======  ======= ========  ======== =======  =======
-----------------------------------------------------------------------------------------------------------------------------------

*  For the six-month period ended June 30, 2001.
** For the year ended December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                        Three-Month        For the
 SAFECO High Yield Bond   Period Ended                                       Period Ended     Year Ended
 Fund                          June 30       For the Year Ended December 31   December 31   September 30
                          -------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996           1996
---------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $  7.26   $  8.38  $  8.78  $  9.13  $  8.82       $  8.79        $  8.68
 Income from Investment
  Operations
   Net Investment Income          0.33      0.69     0.71     0.74     0.77          0.19           0.78
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.48)    (1.12)   (0.40)   (0.35)    0.31          0.03           0.11
                               -------   -------  -------  -------  -------       -------        -------
   Total from Investment
    Operations                   (0.15)    (0.43)    0.31     0.39     1.08          0.22           0.89
 Less Distributions
   Dividends from Net
    Investment Income            (0.33)    (0.69)   (0.71)   (0.74)   (0.77)        (0.19)         (0.78)
                               -------   -------  -------  -------  -------       -------        -------
 Net Asset Value at End
  of Period                    $  6.78   $  7.26  $  8.38  $  8.78  $  9.13       $  8.82        $  8.79
                               =======   =======  =======  =======  =======       =======        =======
 Total Return                   (2.34%)*  (5.52%)   3.74%    4.45%   12.79%         2.50%*        10.79%
 Net Assets at End of
  Period (000's)               $48,522   $54,540  $73,004  $79,696  $71,058       $50,298        $47,880
 Ratios to Average Net
  Assets:
   Gross Expenses                1.15%**   1.13%    0.99%    0.92%    0.91%         0.90%**        0.94%
   Net Expenses                  1.08%**   1.05%    0.95%    0.92%    0.91%         0.90%**        0.94%
   Net Investment Income         9.02%**   8.63%    8.31%    8.26%    8.58%         8.56%**        8.99%
 Portfolio Turnover Rate          118%**     45%      71%      64%      85%           35%**          93%
---------------------------------------------------------------------------------------------------------
                             Six-Month                                        Three-Month        For the
 SAFECO Intermediate-     Period Ended                                       Period Ended     Year Ended
 Term U.S. Treasury Fund       June 30       For the Year Ended December 31   December 31   September 30
                          -------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996           1996
---------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 10.48   $  9.99  $ 10.74  $ 10.34  $ 10.11       $ 10.10        $ 10.24
 Income from Investment
  Operations
   Net Investment Income          0.25      0.55     0.54     0.57     0.58          0.16           0.54
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.04)     0.49    (0.75)    0.40     0.23          0.01          (0.14)
                               -------   -------  -------  -------  -------       -------        -------
   Total from Investment
    Operations                    0.21      1.04    (0.21)    0.97     0.81          0.17           0.40
 Less Distributions
   Dividends from Net
    Investment Income            (0.25)    (0.55)   (0.54)   (0.57)   (0.58)        (0.16)         (0.54)
                               -------   -------  -------  -------  -------       -------        -------
 Net Asset Value at End
  of Period                    $ 10.44   $ 10.48  $  9.99  $ 10.74  $ 10.34       $ 10.11        $ 10.10
                               =======   =======  =======  =======  =======       =======        =======
 Total Return                    1.97%*   10.74%   (1.98%)   9.61%    8.29%         1.68%*         4.00%
 Net Assets at End of
  Period (000's)               $19,887   $18,968  $19,092  $24,061  $15,698       $14,679        $14,668
 Ratios to Average Net
  Assets:
   Gross Expenses                1.15%**   1.22%    1.10%    0.90%    0.92%         1.07%**        1.01%
   Net Expenses                  0.95%**   0.95%    0.93%    0.90%    0.92%         0.85%**        1.01%
   Net Investment Income         4.76%**   5.41%    5.22%    5.38%    5.74%         6.30%**        5.30%
 Portfolio Turnover Rate          127%**    199%      14%       3%      82%          125%**         294%
---------------------------------------------------------------------------------------------------------

  *  Not annualized.
 **  Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                        Three-Month        For the
                          Period Ended                                       Period Ended     Year Ended
 SAFECO GNMA Fund              June 30       For the Year Ended December 31   December 31   September 30
                          -------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996           1996
---------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $  9.35   $  9.10  $  9.64  $  9.57  $  9.36       $  9.26        $  9.45
 Income from Investment
  Operations
   Net Investment Income          0.28      0.59     0.55     0.57     0.60          0.15           0.60
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.06      0.25    (0.54)    0.07     0.21          0.10          (0.19)
                               -------   -------  -------  -------  -------       -------        -------
   Total from Investment
    Operations                    0.34      0.84     0.01     0.64     0.81          0.25           0.41
 Less Distributions
   Dividends from Net
    Investment Income            (0.28)    (0.59)   (0.55)   (0.57)   (0.60)        (0.15)         (0.60)
                               -------   -------  -------  -------  -------       -------        -------
 Net Asset Value at End
  of Period                    $  9.41   $  9.35  $  9.10  $  9.64  $  9.57       $  9.36        $  9.26
                               =======   =======  =======  =======  =======       =======        =======
 Total Return                    3.73%*    9.50%    0.16%    6.84%    8.97%         2.71%*         4.48%
 Net Assets at End of
  Period (000's)               $40,866   $37,564  $39,449  $42,145  $38,172       $39,543        $39,703
 Ratios to Average Net
  Assets:
   Gross Expenses                1.01%**   1.05%    0.98%    0.94%    0.93%         1.01%**        1.03%
   Net Expenses                  0.95%**   0.95%    0.94%    0.94%    0.93%         1.01%**        1.03%
   Net Investment Income         6.15%**   6.43%    5.92%    5.90%    6.40%         6.43%**        6.42%
 Portfolio Turnover Rate           78%**    160%     133%     105%      83%           51%**          47%
---------------------------------------------------------------------------------------------------------

                             Six-Month
 SAFECO Managed Bond      Period Ended
 Fund                          June 30           For the Year Ended December 31
                          ------------------------------------------------------
 No-Load Class                    2001     2000    1999    1998    1997    1996
--------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period           $ 8.30   $ 7.90  $ 8.64  $ 8.60  $ 8.35  $ 8.77
 Income from Investment
  Operations
   Net Investment Income          0.23     0.48    0.41    0.42    0.42    0.41
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.03     0.40   (0.74)   0.29    0.25   (0.42)
                                ------   ------  ------  ------  ------  ------
   Total from Investment
    Operations                    0.26     0.88   (0.33)   0.71    0.67   (0.01)
 Less Distributions
   Dividends from Net
    Investment Income            (0.23)   (0.48)  (0.41)  (0.42)  (0.42)  (0.41)
   Distributions from
    Realized Gains                   -        -       -   (0.25)      -       -
                                ------   ------  ------  ------  ------  ------
     Total Distributions         (0.23)   (0.48)  (0.41)  (0.67)  (0.42)  (0.41)
                                ------   ------  ------  ------  ------  ------
 Net Asset Value at End
  of Period                     $ 8.33   $ 8.30  $ 7.90  $ 8.64  $ 8.60  $ 8.35
                                ======   ======  ======  ======  ======  ======
 Total Return                    3.19%*  11.57%  (3.82%)  8.43%   8.23%   0.02%
 Net Assets at End of
  Period (000's)                $6,623   $5,956  $6,781  $6,757  $4,627  $4,215
 Ratios to Average Net
  Assets:
   Gross Expenses                1.71%**  1.63%   1.41%   1.16%   1.15%   1.27%
   Net Expenses                  0.90%**  0.90%   0.94%   1.16%   1.15%   1.27%
   Net Investment Income         5.68%**  6.01%   5.10%   4.79%   4.98%   4.86%
 Portfolio Turnover Rate           97%**   102%    147%    133%    177%    136%
--------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                             Nine-Month
                          Period Ended                                           Period Ended
 SAFECO California Tax-        June 30           For the Year Ended December 31   December 31
 Free Income Fund         -------------------------------------------------------------------
 No-Load Class                    2001       2000      1999      1998      1997          1996
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period         $  12.49   $  11.04  $  12.74  $  12.93  $  12.22      $  11.86
 Income from Investment
  Operations
   Net Investment Income          0.28       0.56      0.56      0.60      0.60          0.47
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.20)      1.45     (1.70)     0.18      0.76          0.39
                              --------   --------  --------  --------  --------      --------
   Total from Investment
    Operations                    0.08       2.01     (1.14)     0.78      1.36          0.86
 Less Distributions
  Dividends from Net
   Investment Income             (0.28)     (0.56)    (0.56)    (0.60)    (0.60)        (0.47)
  Distributions from
   Realized Gains                    -          -         -     (0.37)    (0.05)        (0.03)
                              --------   --------  --------  --------  --------      --------
  Total Distributions            (0.28)     (0.56)    (0.56)    (0.97)    (0.65)        (0.50)
                              --------   --------  --------  --------  --------      --------
 Net Asset Value at End
  of Period                   $  12.29   $  12.49  $  11.04  $  12.74  $  12.93      $  12.22
                              ========   ========  ========  ========  ========      ========
 Total Return                    0.66%*    18.79%   (9.18%)     6.19%    11.55%         7.42%*
 Net Assets at End of
  Period (000's)              $ 88,008   $104,988  $ 85,782  $112,457  $ 88,379      $ 72,084
 Ratios to Average Net
  Assets:
   Expenses                      0.77%**    0.74%     0.74%     0.68%     0.68%         0.69%**
   Net Investment Income         4.64%**    4.85%     4.66%     4.60%     4.88%         5.21%**
 Portfolio Turnover Rate            2%**      26%       25%       39%       10%           11%**
---------------------------------------------------------------------------------------------
                             Six-Month                                             Nine-Month
                          Period Ended                                           Period Ended
 SAFECO Municipal              June 30           For the Year Ended December 31   December 31
 Bond Fund                -------------------------------------------------------------------
 No-Load Class                    2001       2000      1999      1998      1997          1996
---------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period         $  13.96   $  12.89  $  14.45  $  14.52  $  13.98      $  13.69
 Income from Investment
  Operations
   Net Investment Income          0.35       0.70      0.69      0.73      0.75          0.57
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                0.07       1.07     (1.56)     0.17      0.70          0.29
                              --------   --------  --------  --------  --------      --------
   Total from Investment
    Operations                    0.42       1.77     (0.87)     0.90      1.45          0.86
 Less Distributions
  Dividends from Net
   Investment Income             (0.35)     (0.70)    (0.69)    (0.73)    (0.75)        (0.57)
  Distributions from
   Realized Gains                    -          -         -     (0.24)    (0.16)            -
                              --------   --------  --------  --------  --------      --------
  Total Distributions            (0.35)     (0.70)    (0.69)    (0.97)    (0.91)        (0.57)
                              --------   --------  --------  --------  --------      --------
 Net Asset Value at End
  of Period                   $  14.03   $  13.96  $  12.89  $  14.45  $  14.52      $  13.98
                              ========   ========  ========  ========  ========      ========
 Total Return                    3.02%*    14.17%    (6.18%)    6.35%    10.68%         6.42%*
 Net Assets at End of
  Period (000's)              $527,294   $499,831  $470,267  $539,860  $502,946      $480,970
 Ratios to Average Net
  Assets:
   Expenses                      0.62%**    0.62%     0.60%     0.51%     0.51%         0.53%**
   Net Investment Income         5.04%**    5.27%     5.04%     5.01%     5.31%         5.53%**
 Portfolio Turnover Rate            5%**      32%       17%       21%       14%            7%**
---------------------------------------------------------------------------------------------

  * Not annualized.
 ** Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                Six-Month                                                     Nine-Month
 SAFECO Intermediate-        Period Ended                                                   Period Ended
 Term Municipal                   June 30                   For the Year Ended December 31   December 31
 Bond Fund                   ---------------------------------------------------------------------------
 No-Load Class                       2001        2000        1999        1998         1997          1996
--------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $  10.76    $  10.46    $  11.02    $  10.92     $  10.61      $  10.49
 Income from Investment
  Operations
   Net Investment Income             0.22        0.45        0.45        0.47         0.47          0.35
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                   0.11        0.31       (0.54)       0.10         0.31          0.12
                                 --------    --------    --------    --------     --------      --------
   Total from Investment
    Operations                       0.33        0.76       (0.09)       0.57         0.78          0.47
 Less Distributions
   Dividends from Net
    Investment Income               (0.22)      (0.45)      (0.45)      (0.47)       (0.47)        (0.35)
   Distributions from
    Realized Gains                      -       (0.01)      (0.02)          -            -             -
                                 --------    --------    --------    --------     --------      --------
   Total Distributions              (0.22)      (0.46)      (0.47)      (0.47)       (0.47)        (0.35)
                                 --------    --------    --------    --------     --------      --------
 Net Asset Value at End
  of Period                      $  10.87    $  10.76    $  10.46    $  11.02     $  10.92      $  10.61
                                 ========    ========    ========    ========     ========      ========
 Total Return                        3.11%*      7.44%      (0.84%)      5.33%        7.50%         4.53%*
 Net Assets at End of
  Period (000's)                 $ 15,225    $ 13,896    $ 14,607    $ 15,487     $ 13,780      $ 14,172
 Ratios to Average Net
  Assets:
   Gross Expenses                    0.99%**     0.97%       0.92%       0.83%        0.83%         0.89%**
   Net Expenses                      0.90%**     0.90%       0.86%       0.83%        0.83%         0.89%**
   Net Investment Income             4.18%**     4.27%       4.18%       4.25%        4.37%         4.40%**
 Portfolio Turnover Rate               17%         16%         11%          4%          11%           13%**
--------------------------------------------------------------------------------------------------------
                                Six-Month                                                     Nine-Month
                             Period Ended                                                   Period Ended
 SAFECO Money                     June 30                   For the Year Ended December 31   December 31
 Market Fund                 ---------------------------------------------------------------------------
 No-Load Class                       2001        2000        1999        1998         1997          1996
--------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $   1.00    $   1.00    $   1.00    $   1.00     $   1.00      $   1.00
 Income from Investment
  Operations
   Net Investment Income             0.02        0.06        0.05        0.05         0.05          0.03
 Less Distributions
   Dividends from Net
    Investment Income               (0.02)      (0.06)      (0.05)      (0.05)       (0.05)        (0.03)
                                 --------    --------    --------    --------     --------      --------
 Net Asset Value at End
  of Period                      $   1.00    $   1.00    $   1.00    $   1.00     $   1.00      $   1.00
                                 ========    ========    ========    ========     ========      ========
   Total Return                      2.34%*      5.90%       4.65%       5.08%        4.93%         3.54%*
 Net Assets at End of
  Period (000's)                 $233,648    $242,195    $240,459    $227,329     $176,623      $161,356
 Ratios to Average Net
  Assets:
   Gross Expenses                    0.95%**     0.97%       0.95%       0.79%        0.78%         0.81%**
   Net Expenses                      0.80%**     0.80%       0.81%       0.79%        0.78%         0.81%**
   Net Investment Income             4.72%**     5.72%       4.55%       4.97%        4.82%         4.66%**
--------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                               Six-Month                                                  Nine-Month
                            Period Ended                                                Period Ended
 SAFECO Tax-Free Money           June 30                For the Year Ended December 31   December 31
 Market Fund                ------------------------------------------------------------------------
 No-Load Class                      2001        2000       1999        1998       1997          1996
----------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period            $  1.00     $  1.00    $  1.00     $  1.00    $  1.00       $  1.00
 Income from Investment
  Operations
   Net Investment Income            0.01        0.03       0.03        0.03       0.03          0.02
 Less Distributions
  Dividends from Net
   Investment Income               (0.01)      (0.03)     (0.03)      (0.03)     (0.03)        (0.02)
                                 -------     -------    -------     -------    -------       -------
 Net Asset Value at End
  of Period                      $  1.00     $  1.00    $  1.00     $  1.00    $  1.00       $  1.00
                                 =======     =======    =======     =======    =======       =======
 Total Return                      1.44%*      3.52%      2.77%       3.07%      3.12%         2.29%*
 Net Assets at End of
  Period (000's)                 $74,327     $73,934    $77,323     $77,457    $75,437       $73,164
 Ratios to Average Net
  Assets:
   Expenses                        0.76%**     0.71%+     0.66%+      0.63%      0.63%         0.65%**
   Net Investment Income           2.92%**     3.46%      2.72%       3.04%      3.11%         3.03%**
----------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of fee waiver by advisor. Absent the waiver, the ratio of expenses to average net assets would have been 0.73% and 0.70% for the years ended December 31, 2000 and 1999. The fee waiver expired on April 30, 2000.

Notes to Financial Statements
(Unaudited)


1. GENERAL

This financial report is on 9 of the SAFECO Mutual Funds. Each Fund is a series of one of the following trusts listed below. Each trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

  SAFECO Taxable Bond Trust
    SAFECO High-Yield Bond Fund
    SAFECO Intermediate-Term U.S. Treasury Fund
    SAFECO GNMA Fund

  SAFECO Managed Bond Trust
    SAFECO Managed Bond Fund

  SAFECO Tax-Exempt Bond Trust
    SAFECO California Tax-Free Income Fund
    SAFECO Municipal Bond Fund
    SAFECO Intermediate-Term Municipal Bond Fund

  SAFECO Money Market Trust
    SAFECO Money Market Fund
    SAFECO Tax-Free Money Market Fund

Certain Funds issue Class A, B and C shares. In connection with issuing these shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of 0.25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Investments in equity securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Investments in the money market funds consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities in the money market funds are valued at amortized cost, which approximates market value. Other temporary investments purchased at par are valued at cost.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Notes to Financial Statements
(Unaudited)


Security Transactions. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and Federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

Securities Lending. The High-Yield Bond, Intermediate-Term U.S. Treasury and the Managed Bond Funds may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities Purchased on a When-Issued Basis. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

Income Recognition. Bond premiums and original issue discounts are amortized to either call or maturity dates. In the Tax-Exempt Bond Trust, market discount on bonds purchased after April 30, 1993 is recorded as taxable income. Interest is accrued on bonds and temporary investments daily.

Dividends and Distributions to Shareholders. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, are normally distributed to shareholders in December. Ordinary income dividends and long-term capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to amortization of premium and discount, not required for tax purposes and wash sale deferrals.

Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Tax-Exempt Bond Trust and the Tax-Free Money Market Fund intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and is treated as taxable dividends for Federal income tax purposes.

Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements
(Unaudited)

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2001:

   (In Thousands)                         Purchases   Sales
  ---------------------------------------------------------
   High-Yield Bond Fund                     $34,005 $36,239
   Intermediate-Term U.S. Treasury Fund      14,937  13,259
   GNMA Fund                                 20,888  15,734
   Managed Bond Fund                          4,847   3,720
   California Tax-Free Income Fund              974  14,534
   Municipal Bond Fund                       56,031  59,527
   Intermediate-Term Municipal Bond Fund      3,483   1,243
  ---------------------------------------------------------

  Purchases include $14,937 and $2,534 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

  Sales include $13,259 and $2,489 of U.S. Government securities in the Intermediate-Term U.S. Treasury and Managed Bond Funds, respectively.

4. FUND MERGER

The Insured Municipal Bond Fund ceased operation effective May 4, 2001. The assets of the Insured Municipal Bond Fund were merged into the assets of the Municipal Bond Fund. This was accomplished by a tax-free exchange of 1,462,000 shares valued at $13.93 per share of the Municipal Bond Fund for the net assets of the Insured Municipal Bond Fund, which aggregated $20,372,000, including $1,139,000 of unrealized appreciation and $696,000 in accumulated net realized loss. The combined net assets of the Municipal Bond Fund immediately after the merger were $528,992,000.

5. PORTFOLIO SECURITIES LOANED

At June 30, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                                            Fair Collateral
   (In Thousands)                          Value   Received
  ---------------------------------------------------------
   High-Yield Bond Fund                   $9,446     $9,743
   Managed Bond Fund                         316        325
  ---------------------------------------------------------

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements
(Unaudited)


6. COMPONENTS OF DISTRIBUTABLE EARNINGS

At June 30, 2001, the components of distributable earnings were as follows:

                                 Intermediate-Term                     Managed
                     High-Yield      U.S. Treasury                        Bond
   (In Thousands)     Bond Fund               Fund          GNMA Fund     Fund
  -----------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments        $    746            $   279            $   855    $ 112
   Gross Unrealized
    Depreciation on
    Investments          (3,927)              (114)               (51)     (52)
                       --------            -------            -------    -----
   Net Unrealized
    Appreciation
    (Depreciation)
    On Investments       (3,181)               165                804       60

   Accumulated Net
    Realized Loss On
    Investments*        (14,316)              (139)            (3,001)    (295)
                       --------            -------            -------    -----
   Distributable
    Earnings           $(17,497)           $    26            $(2,197)   $(235)
                       ========            =======            =======    =====

                     California
                       Tax-Free                     Intermediate-Term
                         Income     Municipal Bond     Municipal Bond
   (In Thousands)          Fund               Fund               Fund
  -----------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments        $  6,889            $53,269            $   618
   Gross Unrealized
    Deprecation on
    Investments            (857)            (4,039)               (14)
                       --------            -------            -------
   Net Unrealized
    Appreciation On
    Investments           6,032             49,230                604
   Accumulated Net
    Realized Gain
    (Loss) On
    Investments*         (2,097)            (2,256)                49
                       --------            -------            -------
   Distributable
    Earnings           $  3,935            $46,974            $   653
                       ========            =======            =======

  * At December 31, 2000, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                           Amounts Expiration
                                           (000's)      Dates
    ---------------------------------------------------------
     High-Yield Bond Fund                   $6,256  2004-2008
     Intermediate-Term U.S. Treasury Fund      603  2001-2008
     GNMA Fund                               3,098  2001-2008
     Managed Bond Fund                         355  2007-2008
     California Tax-Free Income Fund         2,602  2007-2008
     Municipal Bond Fund                     3,291  2007-2008
    ---------------------------------------------------------

Notes to Financial Statements
(Unaudited)

7. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load              Class A            Class B          Class C
                 --------------------  ------------------  ----------------  -------------
                     2001*     2000**     2001*    2000**    2001*   2000**  2001* 2000***
-------------------------------------------------------------------------------------------
                                     SAFECO High-Yield Bond Fund
-------------------------------------------------------------------------------------------
 Shares:
  Sales              6,993      5,262        23        84       10       23      1      13
  Reinvestments        209        438         4         9        4       11      -       -
  Redemptions       (7,560)    (6,895)      (36)     (125)      (9)     (88)     -       -
                 ---------  ---------  --------  --------  -------  -------    ---    ----
  Net Change          (358)    (1,195)       (9)      (32)       5      (54)     1      13
                 =========  =========  ========  ========  =======  =======    ===    ====
 Amounts:
  Sales          $  51,867  $  41,024  $    166  $    662  $    69  $   183    $11    $100
  Reinvestments      1,541      3,388        27        73       29       82      -       -
  Redemptions      (56,022)   (54,150)     (259)     (985)     (64)    (691)     -       -
                 ---------  ---------  --------  --------  -------  -------    ---    ----
  Net Change     $  (2,614) $  (9,738) $    (66) $   (250) $    34  $  (426)   $11    $100
                 =========  =========  ========  ========  =======  =======    ===    ====
-------------------------------------------------------------------------------------------
                                      SAFECO Money Market Fund
-------------------------------------------------------------------------------------------
 Shares:
  Sales            132,624    463,306    10,249    14,286    2,262      760      9     134
  Reinvestments      4,558     12,594        78       192       17       37      -       -
  Redemptions     (145,728)  (469,631)  (10,321)  (13,500)  (1,884)  (1,034)     -     (34)
                 ---------  ---------  --------  --------  -------  -------    ---    ----
  Net Change        (8,546)     6,269         6       978      395     (237)     9     100
 Amounts:
  Sales          $ 132,624  $ 463,306  $ 10,249  $ 14,286  $ 2,262  $   760    $ 9    $134
  Reinvestments      4,558     12,594        78       192       17       37      -       -
  Redemptions     (145,728)  (469,631)  (10,321)  (13,500)  (1,884)  (1,034)     -     (34)
                 ---------  ---------  --------  --------  -------  -------    ---    ----
  Net Change     $  (8,546) $   6,269  $      6  $    978  $   395  $  (237)   $ 9    $100
                 =========  =========  ========  ========  =======  =======    ===    ====
-------------------------------------------------------------------------------------------
                               SAFECO Managed Bond Fund
-------------------------------------------------------------------------------------------
 Shares:
  Sales                157         81        43        42       34        7
  Reinvestments          7         20         1         3        1        4
  Redemptions          (87)      (242)      (23)      (53)     (22)     (38)
                 ---------  ---------  --------  --------  -------  -------
  Net Change            77       (141)       21        (8)      13      (27)
                 =========  =========  ========  ========  =======  =======
 Amounts:
  Sales          $   1,319  $     656  $    358  $    339  $   283  $    54
  Reinvestments         62        163        12        24       12       32
  Redemptions         (732)    (1,940)     (193)     (421)    (188)    (302)
                 ---------  ---------  --------  --------  -------  -------
  Net Change     $     649  $  (1,121) $    177  $    (58) $   107  $  (216)
                 =========  =========  ========  ========  =======  =======
-------------------------------------------------------------------------------------------

    *  For the six-month period ended June 30, 2001.
   **  For the year ended December 31, 2000.
  *** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements
(Unaudited)

                                  No-Load          Class A        Class B
                             ------------------  -------------  -------------
                                2001*    2000**  2001*  2000**  2001*  2000**
------------------------------------------------------------------------------
                                  SAFECO California Tax-Free Income Fund
------------------------------------------------------------------------------
 Shares:
  Sales                           889     3,650      -       1      4      28
  Reinvestments                   105       286      1       2      1       3
  Redemptions                  (2,237)   (3,301)    (3)    (16)     -      (8)
                             --------  --------   ----   -----   ----   -----
  Net Change                   (1,243)      635     (2)    (13)     5      23
                             ========  ========   ====   =====   ====   =====
 Amounts:
  Sales                      $ 11,080  $ 42,821   $  -   $  11   $ 49   $ 320
  Reinvestments                 1,299     3,328      9      24     14      30
  Redemptions                 (28,135)  (38,081)   (41)   (183)     -    (100)
                             --------  --------   ----   -----   ----   -----
  Net Change                 $(15,756) $  8,068   $(32)  $(148)  $ 63   $ 250
                             ========  ========   ====   =====   ====   =====
------------------------------------------------------------------------------
                                     SAFECO Municipal Bond Fund
------------------------------------------------------------------------------
 Shares:
  Sales                         4,482     6,861     22      22     34       5
  Issued on Merger (Note 4)     1,462         -      -       -      -       -
  Reinvestments                   480     1,204      1       1      1       2
  Redemptions                  (4,651)   (8,738)   (20)    (20)    (2)    (60)
                             --------  --------   ----   -----   ----   -----
  Net Change                    1,773      (673)     3       3     33     (53)
                             ========  ========   ====   =====   ====   =====
 Amounts:
  Sales                      $ 63,479  $ 90,639   $314   $ 300   $481   $  60
  Value of Shares Issued
   on Merger (Note 4)          20,372         -      -       -      -       -
  Reinvestments                 6,719    16,033      9      16     10      24
  Redemptions                 (65,224) (115,098)  (275)   (262)   (33)   (779)
                             --------  --------   ----   -----   ----   -----
  Net Change                 $ 25,346  $ (8,426)  $ 48   $  54   $458   $(695)
                             ========  ========   ====   =====   ====   =====
------------------------------------------------------------------------------
                                          SAFECO GNMA Fund
------------------------------------------------------------------------------
 Shares:
  Sales                         1,684       387      4      11      -      15
  Reinvestments                    79       195      -       -      -       -
  Redemptions                  (1,437)     (878)     -       -      -       -
                             --------  --------   ----   -----   ----   -----
  Net Change                      326      (296)     4      11      -      15
                             ========  ========   ====   =====   ====   =====
 Amounts:
  Sales                      $ 15,893  $  3,325   $ 41   $ 102   $  4   $ 135
  Reinvestments                   748     1,780      -       -      -       -
  Redemptions                 (13,551)   (7,960)    (1)      -     (3)      -
                             --------  --------   ----   -----   ----   -----
  Net Change                 $  3,090  $ (2,855)  $ 40   $ 102   $  1   $ 135
                             ========  ========   ====   =====   ====   =====
------------------------------------------------------------------------------

  *  For the six-month period ended June 30, 2001.
 ** For the year ended December 31, 2000 for the California Tax-Free Income and Municipal Bond Funds. April 30, 2000 (initial issue date of Class A & B shares) through December 31, 2000 for the GNMA Fund.

Notes to Financial Statements
(Unaudited)

                      No-Load             Class A          Class B
                 ------------------- ------------------  -------------
                    2001*    2000**     2001*    2000**  2001*  2000**
----------------------------------------------------------------------
                     SAFECO Intermediate-Term U.S. Treasury Fund
----------------------------------------------------------------------
 Shares:
  Sales               503       232        35        17      9      10
  Reinvestments        21        56         2         4      1       3
  Redemptions        (429)     (391)      (25)      (21)    (1)    (22)
                 --------  --------  --------  --------   ----   -----
  NetChange            95      (103)       12         -      9      (9)
                 ========  ========  ========  ========   ====   =====
 Amounts:
  Sales          $  5,299  $  2,362  $    375  $    168   $ 93   $ 107
  Reinvestments       223       566        16        42     10      26
  Redemptions      (4,522)   (3,927)     (258)     (207)   (17)   (217)
                 --------  --------  --------  --------   ----   -----
  Net Change     $  1,000  $   (999) $    133  $      3   $ 86   $ (84)
                 ========  ========  ========  ========   ====   =====
                      SAFECO
                 Intermediate-Term
                  Municipal Bond      SAFECO Tax-Free
                       Fund          Money Market Fund
                 ------------------- ------------------
                      No-Load             No-Load
-------------------------------------------------------
                    2001*    2000**     2001*    2000**
-------------------------------------------------------
 Shares:
  Sales               165       178    19,018    43,363
  Reinvestments        12        33       827     2,335
  Redemptions         (68)     (315)  (19,452)  (49,087)
                 --------  --------  --------  --------
  Net Change          109      (104)      393    (3,389)
                 ========  ========  ========  ========
 Amounts:
  Sales          $  1,790  $  1,862  $ 19,018  $ 43,363
  Reinvestments       136       343       827     2,335
  Redemptions        (741)   (3,298)  (19,452)  (49,087)
                 --------  --------  --------  --------
  Net Change     $  1,185  $ (1,093) $    393  $ (3,389)
                 ========  ========  ========  ========

-------------------------------------------------------
  *  For the six-month period ended June 30, 2001.
 **  For the year ended December 31, 2000.

SAFECO MUTUAL FUNDS                                              1-800-624-5711

Notes to Financial Statements
(Unaudited)


8. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advising services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

   Intermediate-Term U.S.
   Treasury and GNMA Funds:  High-Yield Bond Fund:   Managed Bond Fund:
   ------------------------  ----------------------  ----------------------
   First $250 million   .55% First $250 million .65% First $750 million .50%
   Next $500 million    .50  Next $500 million  .55  Next $500 million  .45
   Next $500 million    .45  Over $750 million  .50  Over $1.25 billion .40
   Over $1.25 billion   .40
   ------------------------  ----------------------  ----------------------

   Intermediate-Term
   Municipal, Municipal and          Money Market and Tax-Free
   California Funds:                 Money Market Funds:
   --------------------------        ----------------------------
   First $250 million     .50%       First $250 million       .50%
   Next $500 million      .45        Next $500 million        .45
   Over $750 million      .40        Next $500 million        .40
                                     Over $1.25 billion       .35
   --------------------------        ----------------------------

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                Fund Administration:
           --------------------------      -----------------------------
           First $200 million    0.04%     First $200 million       0.05%
           Over $200 million     0.01      Over $200 million        0.01
           --------------------------      -----------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2001, the Intermediate-Term Municipal Bond Fund had 3.74% notes payable to SAFECO Life Insurance Company for $195,000, respectively. The note was repaid on July 2, 2001.

Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is available to meet short-term financing needs. At June 30, 2001 no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2001, SAFECO Insurance Company of America, owned 500,000 shares (or 24%) of the Intermediate-Term U.S. Treasury Fund and 397,434 shares (or 28%) of the Intermediate-Term Municipal Bond Fund. SAFECO Asset Management Company owned 428,179 shares (or 46%) of the Managed Bond Fund.

Notes to Financial Statements
(Unaudited)



Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed on an annual basis 0.30% of the average daily net assets for the Money Market and Tax-Free Money Market Funds and 0.40% for all other Funds.

Dealer Concessions. SAFECO Securities, Inc. retained $3,000 in dealer commissions from sales of Class A shares in the Municipal Bond Fund during the six-month period ended June 30, 2001.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

      SAFECO FIXED-INCOME FUNDS

BOARD OF TRUSTEES
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS
David F. Hill, President
Ronald L. Spaulding,  Vice President and Treasurer
David H. Longhurst,  Vice President and Controller
Scott D. Murphy,  Assistant Controller

INVESTMENT ADVISOR
SAFECO Asset Management  Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank

FOR CLIENT SERVICES
1-800-624-5711

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
P.O. Box 34890
Seattle, Washington 98124-1890

Internet
www.safecofunds.com

Email
mfunds@safeco.com

This report must be preceded or accompanied by a current prospectus.

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